UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1633 Broadway New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2013

Date of reporting period: March 31, 2013

Allianz Funds:
AllianzGI Emerging Markets Opportunities Fund
AllianzGI Focused Growth Fund
AllianzGI Global Commodity Equity Fund
AllianzGI Global Small-Cap Fund
AllianzGI Income & Growth Fund
AllianzGI International Managed Volatility Fund
AllianzGI Large-Cap Growth Fund
AllianzGI Mid-Cap Fund
AllianzGI NFJ All-Cap Value Fund
AllianzGI NFJ Dividend Value Fund
AllianzGI NFJ International Value Fund
AllianzGI NFJ Large-Cap Value Fund
AllianzGI NFJ Mid-Cap Value Fund
AllianzGI NFJ Small-Cap Value Fund
AllianzGI Opportunity Fund
AllianzGI Technology Fund
AllianzGI U.S. Managed Volatility Fund
AllianzGI Wellness Fund

Item 1.	Schedule of Investments

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—95.6%

Brazil—12.5%
Arteris S.A.	57,800	$649,580
Banco do Brasil S.A.	271,709	3,690,913
CCR S.A.	141,400	1,437,266
Cia de Saneamento Basico do Estado de Sao Paulo ADR (c)	31,000	1,479,630
Cia de Saneamento de Minas Gerais	16,300	398,073
Cia Energetica de Minas Gerais ADR	183,200	2,170,920
Cosan S.A. Industria e Comercio	54,000	1,211,610
Duratex S.A.	145,900	1,176,875
Multiplus S.A.	29,200	430,612
Natura Cosmeticos S.A.	90,600	2,213,944
Petroleo Brasileiro S.A., Class A ADR	31,000	562,650
Porto Seguro S.A.	57,200	800,220
Tractebel Energia S.A.	40,000	687,665
Ultrapar Participacoes S.A.	47,700	1,206,220

		18,116,178

China—17.7%
Agricultural Bank of China Ltd., Class H	5,913,000	2,845,544
Bank of China Ltd., Class H	10,414,000	4,845,235
China Citic Bank Corp. Ltd., Class H	1,206,000	727,145
China Communications Construction Co., Ltd., Class H	991,000	926,700
China Construction Bank Corp., Class H	2,997,000	2,456,698
China Minsheng Banking Corp. Ltd., Class H	625,500	802,584
China Oilfield Services Ltd., Class H	394,000	827,079
China Petroleum & Chemical Corp., Class H	2,518,000	2,952,872
China Railway Construction Corp. Ltd., Class H	1,376,000	1,311,146
China Railway Group Ltd., Class H	976,000	498,320
Great Wall Motor Co., Ltd., Class H	444,000	1,513,966
Guangzhou R&F Properties Co., Ltd., Class H	263,600	442,949
Honghua Group Ltd.	1,553,000	723,759
Huaneng Power International, Inc., Class H	824,000	875,346
Industrial & Commercial Bank of China Ltd., Class H	2,960,300	2,081,970
Shimao Property Holdings Ltd.	641,500	1,240,181
TCL Multimedia Technology Holdings Ltd.	746,000	582,834

		25,654,328

	Shares	Value*

Hong Kong—2.6%
Cheung Kong Holdings Ltd.	39,000	$577,756
Great Eagle Holdings Ltd.	134,000	546,789
Henderson Land Development Co., Ltd.	72,000	493,414
Hysan Development Co., Ltd.	84,000	426,874
Link REIT	326,500	1,784,963

		3,829,796

India—3.5%
Apollo Tyres Ltd.	537,345	826,589
HDFC Bank Ltd. ADR	18,800	703,496
Hindustan Unilever Ltd.	40,849	350,608
Infosys Ltd. ADR	6,900	371,979
State Bank of India	29,912	1,148,234
Tata Consultancy Services Ltd.	31,421	910,093
Tata Motors Ltd.	153,846	751,267

		5,062,266

Indonesia—3.3%
Alam Sutera Realty Tbk PT	6,252,000	690,868
Bank Rakyat Indonesia Persero Tbk PT	1,700,000	1,536,545
Indofood Sukses Makmur Tbk PT	1,385,500	1,063,686
Kalbe Farma Tbk PT	3,871,000	494,362
Perusahaan Gas Negara Persero Tbk PT	1,679,000	1,030,354

		4,815,815

Italy—0.7%
Prada SpA	94,700	959,603

Korea (Republic of)—16.4%
Celltrion, Inc.	3,563	171,265
CJ Corp.	6,439	842,760
Daelim Industrial Co., Ltd.	6,696	553,668
Daesang Corp.	39,360	1,299,409
Hyosung Corp.	8,655	428,966
Hyundai Marine & Fire Insurance Co., Ltd.	14,140	406,201
Hyundai Motor Co.	6,171	1,247,435
Kia Motors Corp.	66,232	3,360,474
Korea Gas Corp.	9,786	614,724
KT Corp.	54,640	1,727,598
Samsung Electronics Co., Ltd.	7,258	9,892,868
SK Holdings Co., Ltd.	10,302	1,569,382
SK Telecom Co., Ltd.	10,413	1,692,220

		23,806,970

Malaysia—2.1%
Axiata Group Bhd.	545,200	1,166,877
Public Bank Bhd.	202,900	1,064,872
UMW Holdings Bhd.	173,700	751,681

		2,983,430

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2013 (unaudited) (continued)

	Shares	Value*

Mexico—4.4%
Alfa S.A.B. de C.V., Class A	341,200	$832,596
Fomento Economico Mexicano S.A.B. de C.V. ADR	20,700	2,349,450
Grupo Financiero Banorte S.A.B. de C.V., Class O	262,100	2,101,010
Grupo Mexico S.A.B. de C.V., Ser. B	266,900	1,074,822

		6,357,878

Peru—0.5%
Southern Copper Corp.	19,800	743,886

Poland—1.1%
KGHM Polska Miedz S.A.	31,994	1,550,575

Russian Federation—7.2%
IDGC Holding JSC (b)(c)	5,618,086	307,422
Lukoil OAO ADR	73,313	4,728,688
MMC Norilsk Nickel OJSC ADR	168,555	2,846,894
Rosneft OAO GDR	265,577	2,026,352
Sberbank of Russia (b)	147,327	467,027

		10,376,383

South Africa—5.7%
AVI Ltd.	65,168	380,648
Bidvest Group Ltd.	75,323	1,985,514
Growthpoint Properties Ltd. UNIT	194,037	568,279
Imperial Holdings Ltd.	61,390	1,404,720
Life Healthcare Group Holdings Ltd.	247,191	930,128
MTN Group Ltd.	29,999	527,150
Netcare Ltd.	216,585	467,074
Woolworths Holdings Ltd.	258,226	1,982,652

		8,246,165

Taiwan—7.2%
Asustek Computer, Inc.	61,000	728,884
Chipbond Technology Corp.	523,000	1,187,649
Chong Hong Construction Co.	217,000	717,328
Delta Electronics, Inc.	381,000	1,598,047
Hon Hai Precision Industry Co., Ltd.	1,063,000	2,958,345
Lite-On Technology Corp.	424,000	689,698
Merida Industry Co., Ltd.	130,000	785,001
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,700	407,403
Uni-President Enterprises Corp.	738,900	1,404,088

		10,476,443

	Shares	Value*

Thailand—4.3%
Advanced Info Service PCL NVDR	85,200	$688,328
Airports of Thailand PCL NVDR	209,200	876,996
Jasmine International PCL NVDR	4,242,900	952,307
Land and Houses PCL NVDR	1,347,900	590,953
PTT PCL NVDR	186,300	2,066,612
Thanachart Capital PCL NVDR	691,500	1,061,646

		6,236,842

Turkey—5.8%
Asya Katilim Bankasi AS (c)	447,869	592,052
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	699,252	626,822
Koza Anadolu Metal Madencilik Isletmeleri AS (c)	467,625	1,340,460
Turk Hava Yollari (c)	1,079,587	4,417,595
Turkcell Iletisim Hizmetleri AS (c)	224,054	1,501,562

		8,478,491

United Kingdom—0.6%
British American Tobacco PLC	17,064	916,877

Total Common Stock (cost—$113,203,457)		138,611,926

PREFERRED STOCK—0.7%

Russian Federation—0.7%
Surgutneftegas OAO (b) (cost—$831,920)	1,515,888	1,045,963

	Units

WARRANTS—0.0%

Malaysia—0.0%
Kulim Malaysia Bhd., expires 2/27/16 (c) (cost—$0)	35,350	9,475

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—3.3%
State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $4,846,005; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $4,949,295 including accrued interest (cost—$4,846,000)	$4,846	$4,846,000

Total Investments (cost—$118,881,377) (a)—99.6%		144,513,364

Other assets less liabilities—0.4%		596,145

Net Assets—100.0%		$145,109,509

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $99,005,192, representing 68.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $1,820,412, representing 1.3% of net assets.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of March 31, 2013 were as follows:

Commercial Banks	18.1%
Oil, Gas & Consumable Fuels	10.8%
Semiconductors & Semiconductor Equipment	7.9%
Metals & Mining	5.6%
Automobiles	5.1%
Real Estate Management & Development	4.4%
Wireless Telecommunication Services	3.9%
Industrial Conglomerates	3.7%
Electronic Equipment, Instruments & Components	3.1%
Airlines	3.1%
Food Products	2.8%
Construction & Engineering	2.3%
Transportation Infrastructure	2.1%
Diversified Telecommunication Services	1.9%
Electric Utilities	1.7%
Beverages	1.6%
Personal Products	1.5%
Multiline Retail	1.4%
Water Utilities	1.3%
Real Estate Investment Trust	1.2%
Gas Utilities	1.1%
Independent Power Producers & Energy Traders	1.1%
Energy Equipment & Services	1.1%
Computers & Peripherals	1.0%
Distributors	1.0%
Health Care Providers & Services	0.9%
IT Services	0.9%
Insurance	0.9%
Paper & Forest Products	0.8%
Textiles, Apparel & Luxury Goods	0.7%
Tobacco	0.6%
Auto Components	0.6%
Leisure Equipment & Products	0.5%
Pharmaceuticals	0.4%
Household Durables	0.4%
Commercial Services & Supplies	0.3%
Chemicals	0.3%
Household Products	0.2%
Repurchase Agreements	3.3%
Other assets less liabilities	0.4%

100.0%

Schedule of Investments

AllianzGI Focused Growth Fund

March 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—99.3%

Aerospace & Defense—5.0%
Precision Castparts Corp.	60,789	$11,526,810
United Technologies Corp.	125,200	11,697,436

		23,224,246

Auto Components—2.8%
BorgWarner, Inc. (a)	166,780	12,898,765

Beverages—2.2%
Coca-Cola Co.	253,130	10,236,577

Biotechnology—3.4%
Biogen Idec, Inc. (a)	82,035	15,825,372

Chemicals—4.6%
Monsanto Co.	202,218	21,360,287

Commercial Banks—3.1%
Wells Fargo & Co.	385,485	14,259,090

Communications Equipment—2.4%
QUALCOMM, Inc.	166,385	11,139,476

Computers & Peripherals—4.1%
Apple, Inc.	43,047	19,053,894

Electrical Equipment—3.4%
Eaton Corp. PLC	120,010	7,350,613
Rockwell Automation, Inc.	95,070	8,209,294

		15,559,907

Energy Equipment & Services—1.7%
Schlumberger Ltd.	104,495	7,825,630

Food & Staples Retailing—2.1%
Walgreen Co.	198,470	9,463,050

Food Products—3.9%
Hershey Co.	99,225	8,685,164
Mead Johnson Nutrition Co.	119,310	9,240,560

		17,925,724

Health Care Equipment & Supplies—1.1%
Abbott Laboratories	144,405	5,100,385

Health Care Providers & Services—2.3%
HCA Holdings, Inc.	265,195	10,774,873

Hotels, Restaurants & Leisure—2.4%
McDonald’s Corp.	111,545	11,119,921

	Shares	Value*

Household Durables—2.8%
Lennar Corp., Class A	311,895	$12,937,404

Internet Software & Services—7.0%
Facebook, Inc., Class A (a)	647,235	16,556,271
Google, Inc., Class A (a)	20,060	15,928,242

		32,484,513

IT Services—8.1%
Accenture PLC, Class A	106,400	8,083,208
Cognizant Technology Solutions Corp., Class A (a)	126,745	9,709,935
Visa, Inc., Class A	115,605	19,634,353

		37,427,496

Multiline Retail—3.7%
Dollar Tree, Inc. (a)	202,460	9,805,138
Target Corp.	105,500	7,221,475

		17,026,613

Oil, Gas & Consumable Fuels—3.2%
EOG Resources, Inc.	69,500	8,900,865
Occidental Petroleum Corp.	71,740	5,622,264

		14,523,129

Pharmaceuticals—6.2%
AbbVie, Inc.	189,055	7,709,663
Allergan, Inc.	109,510	12,224,601
Johnson & Johnson	107,165	8,737,163

		28,671,427

Road & Rail—2.8%
Union Pacific Corp.	91,543	13,036,639

Semiconductors & Semiconductor Equipment—4.5%
Intel Corp.	442,605	9,670,919
Microchip Technology, Inc.	296,270	10,890,885

		20,561,804

Software—7.4%
Microsoft Corp.	631,200	18,058,632
Oracle Corp.	317,010	10,252,103
Salesforce.com, Inc. (a)	31,500	5,633,145

		33,943,880

Specialty Retail—2.4%
Tractor Supply Co.	106,950	11,136,703

Textiles, Apparel & Luxury Goods—3.3%
NIKE, Inc., Class B	256,595	15,141,671

Tobacco—3.4%
Philip Morris International, Inc.	171,535	15,903,010

Total Common Stock (cost—$366,257,620)		458,561,486

Schedule of Investments

AllianzGI Focused Growth Fund

March 31, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—0.8%
State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $3,926,004; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $4,010,636 including accrued interest (cost—$3,926,000)	$3,926	$3,926,000

Total Investments (cost—$370,183,620)—100.1%		462,487,486

Liabilities in excess of other assets—(0.1)%		(554,243)

Net Assets—100.0%		$461,933,243

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Global Commodity Equity Fund

March 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—99.3%

Australia—1.0%
Rio Tinto Ltd.	7,400	$443,868

Austria—2.0%
Andritz AG	13,084	880,709

Brazil—1.6%
Cosan S.A. Industria e Comercio	11,600	260,272
Vale S.A. ADR	26,560	459,222

		719,494

Canada—3.0%
Agrium, Inc.	4,970	484,646
Kinross Gold Corp.	50,680	401,110
Suncor Energy, Inc.	14,423	432,186

		1,317,942

China—2.2%
Beijing Enterprises Holdings Ltd.	78,500	605,447
CNOOC Ltd.	198,000	380,225

		985,672

France—4.2%
Schneider Electric S.A.	8,000	585,024
Technip S.A.	4,025	412,844
Total S.A.	17,400	833,355

		1,831,223

Germany—1.2%
BASF SE	5,890	517,157

Israel—0.8%
Israel Chemicals Ltd.	26,105	338,272

Japan—3.9%
FANUC Corp.	1,900	292,544
JX Holdings, Inc.	58,500	329,851
Mitsui & Co., Ltd.	25,700	362,320
Musashi Seimitsu Industry Co., Ltd.	15,500	353,151
SMC Corp.	2,000	388,375

		1,726,241

Netherlands—2.5%
CNH Global NV	11,580	478,486
LyondellBasell Industries NV, Class A	10,080	637,963

		1,116,449

Norway—2.0%
Statoil ASA	16,850	411,358
Yara International ASA	10,060	459,227

		870,585

Singapore—1.2%
Keppel Corp. Ltd.	57,000	516,341

Switzerland—3.1%
Noble Corp.	16,790	640,538
Xstrata PLC	45,465	740,153

		1,380,691

	Shares	Value*

United Kingdom—3.9%
Rio Tinto PLC	17,440	$821,432
Royal Dutch Shell PLC, Class A	27,300	885,158

		1,706,590

United States—66.7%
AGCO Corp.	6,500	338,780
Airgas, Inc.	4,360	432,338
Anadarko Petroleum Corp.	14,290	1,249,660
Bonanza Creek Energy, Inc. (b)	17,500	676,725
Bunge Ltd.	5,145	379,855
Cabot Oil & Gas Corp.	18,530	1,252,813
Cameron International Corp. (b)	16,100	1,049,720
Carpenter Technology Corp.	7,200	354,888
Caterpillar, Inc.	4,640	403,541
Celanese Corp., Ser. A	10,325	454,816
Cobalt International Energy, Inc. (b)	24,500	690,900
Concho Resources, Inc. (b)	8,545	832,539
Crown Holdings, Inc. (b)	11,600	482,676
CSX Corp.	24,230	596,785
Deere & Co.	3,870	332,743
Eaton Corp. PLC	7,210	441,613
Ecolab, Inc.	11,035	884,786
Ensco PLC, Class A	11,010	660,600
EOG Resources, Inc.	7,925	1,014,955
FMC Technologies, Inc. (b)	8,910	484,615
Halliburton Co.	15,565	628,982
Ingredion, Inc.	5,355	387,274
International Paper Co.	21,455	999,374
Lindsay Corp.	2,510	221,332
Marathon Petroleum Corp.	5,070	454,272
Monsanto Co.	17,900	1,890,777
Mosaic Co.	11,905	709,657
National Oilwell Varco, Inc.	5,075	359,056
Noble Energy, Inc.	7,300	844,318
Occidental Petroleum Corp.	5,620	440,439
Phillips 66	6,160	431,015
Pioneer Natural Resources Co.	9,240	1,148,070
Plains Exploration & Production Co. (b)	18,700	887,689
PPG Industries, Inc.	4,700	629,518
Praxair, Inc.	4,095	456,756
Precision Castparts Corp.	1,805	342,264
Range Resources Corp.	16,600	1,345,264
Schlumberger Ltd.	11,545	864,605
Southwestern Energy Co. (b)	23,835	888,092
Superior Energy Services, Inc. (b)	22,235	577,443
Titan International, Inc.	21,175	446,369
Union Pacific Corp.	4,195	597,410
Valero Energy Corp.	9,090	413,504
Valspar Corp.	7,275	452,869

		29,431,697

Total Common Stock (cost—$38,523,584)		43,782,931

Schedule of Investments

AllianzGI Global Commodity Equity Fund

March 31, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—0.7%
State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $329,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $341,331 including accrued interest (cost-$329,000)	$329	$329,000

Total Investments (cost-$38,852,584) (a)—100.0%		44,111,931

Liabilities in excess of other assets—(0.0%)		(11,446)

Net Assets—100.0%		$44,100,485

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $10,556,811, representing 23.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Global Commodity Equity Fund

March 31, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:

Oil, Gas & Consumable Fuels	36.2%
Chemicals	18.9%
Energy Equipment & Services	12.9%
Machinery	8.7%
Metals & Mining	7.3%
Road & Rail	2.8%
Industrial Conglomerates	2.6%
Electrical Equipment	2.3%
Paper & Forest Products	2.3%
Food Products	1.8%
Containers & Packaging	1.1%
Trading Companies & Distributors	0.8%
Auto Components	0.8%
Aerospace & Defense	0.8%
Repurchase Agreements	0.7%
Liabilities in excess of other assets	0.0%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—96.5%

Austria—0.6%
Schoeller-Bleckmann Oilfield Equipment AG	6,185	$619,490

China—2.3%
China Everbright International Ltd. (c)	730,000	523,031
China Machinery Engineering Corp., Class H (d)	561,000	418,837
Golden Wheel Tiandi Holdings Co., Ltd. (d)	714,000	125,093
Sunny Optical Technology Group Co., Ltd.	475,000	549,380
Tiangong International Co., Ltd. (c)	1,994,000	584,575

		2,200,916

Denmark—1.9%
Christian Hansen Holding A/S	9,570	355,430
Pandora A/S	13,767	379,999
SimCorp A/S (c)	2,451	658,560
Topdanmark A/S (d)	17,760	426,012

		1,820,001

Finland—0.7%
Vacon PLC (c)	10,441	703,063

France—1.2%
Sartorius Stedim Biotech	5,612	748,150
Virbac S.A.	1,810	416,931

		1,165,081

Germany—3.5%
Aareal Bank AG (c)(d)	24,361	518,020
Bechtle AG	7,334	341,044
Gerry Weber International AG	8,793	384,480
MTU Aero Engines Holding AG	5,494	521,420
Pfeiffer Vacuum Technology AG (c)	5,574	616,473
United Internet AG (c)	20,035	487,772
Wirecard AG	17,785	492,732

		3,361,941

Hong Kong—1.5%
AAC Technologies Holdings, Inc.	34,500	166,343
China Overseas Grand Oceans Group Ltd.	146,000	193,277
Dah Sing Financial Holdings Ltd.	26,200	137,376
Emperor International Holdings	1,188,000	323,840
Ju Teng International Holdings Ltd.	934,000	589,281

		1,410,117

Indonesia—1.2%
Erajaya Swasembada Tbk PT (d)	1,675,500	587,412
Surya Semesta Internusa Tbk PT	3,233,500	541,228

		1,128,640

Ireland—2.2%
Alkermes PLC (d)	18,260	432,945
Bank of Ireland (d)	660,295	130,622

	Shares	Value*

Glanbia PLC	39,290	$466,420
Jazz Pharmaceuticals PLC (d)	8,100	452,871
Paddy Power PLC	6,464	583,326

		2,066,184

Israel—0.3%
Syneron Medical Ltd. (d)	32,300	330,106

Italy—1.6%
De’Longhi SpA	29,603	466,692
Mediolanum SpA	67,494	373,414
Yoox SpA (d)	35,074	659,254

		1,499,360

Japan—10.7%
Aica Kogyo Co., Ltd.	47,400	870,978
Anritsu Corp.	45,000	705,510
Denki Kogyo Co., Ltd.	58,000	274,280
Don Quijote Co., Ltd.	15,800	700,821
Musashi Seimitsu Industry Co., Ltd.	20,200	460,235
Nichiha Corp.	24,900	371,930
Nippon Denko Co., Ltd.	121,000	401,560
Park24 Co., Ltd.	23,200	454,205
Rohto Pharmaceutical Co., Ltd.	29,000	403,247
Ship Healthcare Holdings, Inc.	12,400	438,764
Sintokogio Ltd.	40,700	366,923
Suruga Bank Ltd.	34,000	546,369
Tadano Ltd.	72,000	817,579
Taiheiyo Cement Corp.	179,000	429,904
Tatsuta Electric Wire and Cable Co., Ltd.	49,600	298,672
THK Co., Ltd.	21,100	419,259
Tokai Tokyo Financial Holdings, Inc.	75,000	555,544
Tokyo Tatemono Co., Ltd.	83,000	593,345
Toshiba Plant Systems & Services Corp.	30,000	368,680
TS Tech Co., Ltd.	25,400	723,467

		10,201,272

Korea (Republic of)—0.5%
Partron Co., Ltd.	21,892	506,193

Malaysia—0.2%
Gamuda Bhd.	114,000	152,191

Netherlands—1.1%
Nutreco NV	6,563	602,630
Unit 4 NV (c)	12,446	404,916

		1,007,546

Norway—1.6%
ProSafe SE	45,259	441,795
Schibsted ASA	13,268	593,733
TGS Nopec Geophysical Co. ASA	12,976	491,802

		1,527,330

Philippines—1.1%
Alliance Global Group, Inc.	978,000	507,065
Century Properties Group, Inc.	2,600,000	135,065

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2013 (unaudited) (continued)

	Shares	Value*

Robinsons Land Corp.	663,800	$414,773

		1,056,903

Spain—0.4%
Tecnicas Reunidas S.A.	8,834	414,132

Sweden—2.6%
Axis Communications AB	18,785	488,098
Betsson AB (d)	16,460	530,232
Elekta AB, Class B (c)	27,480	416,844
Hufvudstaden AB, Class A	43,164	542,554
Wallenstam AB, Class B	35,810	467,886

		2,445,614

Switzerland—1.4%
Burckhardt Compression Holding AG (c)	1,522	570,558
Interroll Holding AG (c)(d)	1,804	731,159

		1,301,717

Thailand—0.8%
Major Cineplex Group PCL (b)	557,200	390,677
Unique Engineering & Construction PCL (b)	1,293,000	334,708

		725,385

United Kingdom—5.6%
Aveva Group PLC (c)	13,354	460,477
Croda International PLC	15,749	657,826
Elementis PLC	92,960	369,107
Hikma Pharmaceuticals PLC	37,951	597,196
Michael Page International PLC	101,738	655,600
Restaurant Group PLC	88,148	627,544
Rotork PLC (c)	15,742	695,697
Spirax-Sarco Engineering PLC (c)	18,536	758,375
Victrex PLC	19,260	487,290

		5,309,112

United States—53.5%
Acadia Healthcare Co., Inc. (d)	26,358	774,662
Air Lease Corp.	18,500	542,420
Amtrust Financial Services, Inc.	17,100	592,515
Aspen Technology, Inc. (d)	26,795	865,211
Atwood Oceanics, Inc. (d)	11,465	602,371
Avis Budget Group, Inc. (d)	19,510	542,963
Axiall Corp.	9,120	566,899
Blucora, Inc. (d)	18,800	291,024
Bonanza Creek Energy, Inc. (d)	18,900	730,863
Brown & Brown, Inc.	18,600	595,944
Brunswick Corp.	12,800	438,016
Cadence Design Systems, Inc. (d)	27,900	388,647
CAI International, Inc. (d)	19,000	547,580
Cathay General Bancorp	23,300	468,796
Celadon Group, Inc.	13,700	285,782
Chart Industries, Inc. (d)	6,245	499,662
Cheesecake Factory, Inc.	15,555	600,579
Chemtura Corp. (d)	13,700	296,057
Citizens Republic Bancorp, Inc. (d)	24,835	560,029
Cogent Communications Group, Inc.	25,660	677,424

	Shares	Value*

Colfax Corp. (d)	10,820	$503,563
Colonial Properties Trust REIT	22,945	518,786
Conn’s, Inc. (d)	22,905	822,289
Cooper Cos., Inc.	7,090	764,869
Core-Mark Holding Co., Inc.	9,000	461,790
Deckers Outdoor Corp. (d)	5,421	301,895
EchoStar Corp., Class A (d)	9,900	385,803
Elizabeth Arden, Inc. (d)	8,505	342,326
Endologix, Inc. (d)	47,590	768,578
EverBank Financial Corp.	30,200	465,080
ExamWorks Group, Inc. (d)	31,315	542,376
FleetCor Technologies, Inc. (d)	6,600	506,022
Fortress Investment Group LLC, Class A	84,635	541,664
Fortune Brands Home & Security, Inc. (d)	22,375	837,496
Genesee & Wyoming, Inc., Class A (d)	5,850	544,693
Genworth Financial, Inc., Class A (d)	38,957	389,570
Geospace Technologies Corp. (d)	5,300	571,976
GNC Holdings, Inc., Class A	12,900	506,712
H&E Equipment Services, Inc.	19,900	405,960
Hain Celestial Group, Inc. (d)	7,400	451,992
Halcon Resources Corp. (d)	58,400	454,936
Hanesbrands, Inc. (d)	11,400	519,384
HB Fuller Co.	14,900	582,292
Health Management Associates, Inc., Class A (d)	43,630	561,518
Hercules Offshore, Inc. (d)	67,300	499,366
Ingredion, Inc.	9,800	708,736
Jarden Corp. (d)	13,500	578,475
Lattice Semiconductor Corp. (d)	78,800	429,460
Lions Gate Entertainment Corp. (d)	33,630	799,385
Manitowoc Co., Inc.	27,600	567,456
Marriott Vacations Worldwide Corp. (d)	10,000	429,100
Materion Corp.	13,400	381,900
MAXIMUS, Inc.	7,292	583,141
Medicines Co. (d)	12,700	424,434
Mentor Graphics Corp.	20,700	373,635
Middleby Corp. (d)	2,700	410,805
Nationstar Mortgage Holdings, Inc. (d)	17,640	650,916
Oasis Petroleum, Inc. (d)	17,895	681,263
Ocwen Financial Corp. (d)	10,200	386,784
On Assignment, Inc. (d)	17,300	437,863
Onyx Pharmaceuticals, Inc. (d)	5,830	518,054
OSI Systems, Inc. (d)	5,100	317,679
Pharmacyclics, Inc. (d)	4,660	374,711
Polaris Industries, Inc.	4,290	396,782
Portfolio Recovery Associates, Inc. (d)	5,665	719,002
PrivateBancorp, Inc.	36,265	685,771
RBC Bearings, Inc. (d)	10,920	552,115
Regal-Beloit Corp.	5,345	435,938
Rex Energy Corp. (d)	24,600	405,408
RF Micro Devices, Inc. (d)	92,700	493,164
Roadrunner Transportation Systems, Inc. (d)	21,740	500,020
Rock-Tenn Co., Class A	6,595	611,950
Ryder System, Inc.	10,900	651,275
Ryland Group, Inc.	11,830	492,365
Semtech Corp. (d)	19,220	680,196

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2013 (unaudited) (continued)

	Shares	Value*

Sonic Automotive, Inc., Class A	24,230	$536,937
Sterling Financial Corp.	31,685	687,248
Steven Madden Ltd. (d)	7,085	305,647
Stewart Information Services Corp.	22,300	567,981
Susquehanna Bancshares, Inc.	61,675	766,620
Swift Transportation Co. (d)	29,600	419,728
Tangoe, Inc. (d)	27,300	338,247
Team Health Holdings, Inc. (d)	14,000	509,320
TETRA Technologies, Inc. (d)	46,000	471,960
Triumph Group, Inc.	6,225	488,663
Tutor Perini Corp. (d)	22,900	441,970
U.S. Silica Holdings, Inc.	25,300	596,574
Ultimate Software Group, Inc. (d)	6,195	645,271
United Rentals, Inc. (d)	11,300	621,161
ViroPharma, Inc. (d)	18,600	467,976
Vitamin Shoppe, Inc. (d)	8,290	404,967
Wabash National Corp. (d)	46,800	475,488
WageWorks, Inc. (d)	24,960	624,749
Web.com Group, Inc. (d)	20,200	345,016
Western Alliance Bancorp (d)	59,840	828,186
WEX, Inc. (d)	4,400	345,400
Worthington Industries, Inc.	8,800	272,624

		50,957,896

Total Common Stock (cost—$70,566,256)		91,910,190

	Principal Amount (000s)

Repurchase Agreements—3.3%
State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $3,149,004; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $3,216,386 including accrued interest (cost—$3,149,000)	$3,149	3,149,000

Total Investments (cost—$73,715,256) (a)—99.8%		95,059,190

Other assets less liabilities—0.2%		150,122

Net Assets—100.0%		$95,209,312

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $35,390,070, representing 37.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $725,385, representing 0.8% of net assets.
(c)	Affiliated security.
(d)	Non-income producing.

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2013 (unaudited) (continued)

(e)	Forward foreign currency contracts outstanding at March 31, 2013:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value March 31, 2013	Unrealized Appreciation
Sold:
117,898 Danish Krone settling 4/2/13	State Street Bank and Trust Co.	$20,278	$20,270	$8

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of March 31, 2013 were as follows:

Machinery	8.3%
Commercial Banks	5.1%
Software	4.4%
Energy Equipment & Services	4.2%
Chemicals	3.5%
Health Care Equipment & Supplies	3.1%
Road & Rail	3.1%
Insurance	3.0%
Health Care Providers & Services	3.0%
Hotels, Restaurants & Leisure	3.0%
Real Estate Management & Development	2.9%
Pharmaceuticals	2.8%
Electronic Equipment, Instruments & Components	2.7%
Construction & Engineering	2.5%
Oil, Gas & Consumable Fuels	2.4%
Specialty Retail	2.4%
IT Services	2.4%
Food Products	2.4%
Metals & Mining	2.3%
Trading Companies & Distributors	2.3%
Building Products	2.2%
Thrifts & Mortgage Finance	2.1%
Textiles, Apparel & Luxury Goods	1.9%
Professional Services	1.9%
Media	1.8%
Semiconductors & Semiconductor Equipment	1.7%
Household Durables	1.6%
Electrical Equipment	1.5%
Leisure Equipment & Products	1.5%
Biotechnology	1.4%
Communications Equipment	1.4%
Auto Components	1.3%
Internet Software & Services	1.2%
Capital Markets	1.2%
Aerospace & Defense	1.1%
Commercial Services & Supplies	1.1%
Consumer Finance	0.8%
Multiline Retail	0.7%
Diversified Telecommunication Services	0.7%
Internet & Catalog Retail	0.7%
Containers & Packaging	0.6%
Real Estate Investment Trust	0.5%
Industrial Conglomerates	0.5%
Distributors	0.5%
Construction Materials	0.4%
Personal Products	0.4%
Repurchase Agreements	3.3%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—33.6%

Aerospace & Defense—1.6%
L-3 Communications Holdings, Inc. (f)	119,300	$9,653,756
Textron, Inc. (f)	345,300	10,293,393

		19,947,149

Auto Components—0.6%
Johnson Controls, Inc. (f)	213,700	7,494,459

Automobiles—0.7%
Ford Motor Co.	688,600	9,055,090

Beverages—2.4%
Coca-Cola Co. (f)	243,000	9,826,920
Molson Coors Brewing Co., Class B (f)	189,800	9,286,914
PepsiCo, Inc.	132,100	10,450,431

		29,564,265

Biotechnology—0.9%
Gilead Sciences, Inc. (f)(h)	211,900	10,368,267

Chemicals—0.9%
Monsanto Co. (f)	105,600	11,154,528

Communications Equipment—1.6%
Harris Corp. (f)	195,000	9,036,300
QUALCOMM, Inc. (f)	155,400	10,404,030

		19,440,330

Computers & Peripherals—1.6%
Apple, Inc.	16,200	7,170,606
EMC Corp. (h)	383,100	9,152,259
NetApp, Inc. (h)	98,294	3,357,723

		19,680,588

Construction & Engineering—0.7%
Fluor Corp.	131,900	8,748,927

Diversified Telecommunication Services—0.9%
Verizon Communications, Inc. (f)	219,300	10,778,595

Electronic Equipment, Instruments & Components—0.9%
Amphenol Corp., Class A (f)	143,100	10,682,415

Energy Equipment & Services—1.7%
Diamond Offshore Drilling, Inc.	75,700	5,265,692
National Oilwell Varco, Inc.	93,000	6,579,750
Oil States International, Inc. (h)	24,591	2,005,888
Schlumberger Ltd.	92,000	6,889,880

		20,741,210

Health Care Equipment & Supplies—0.9%
Baxter International, Inc. (f)	146,800	10,663,552

Health Care Providers & Services—0.9%
McKesson Corp. (f)	96,700	10,439,732

	Shares	Value*

Hotels, Restaurants & Leisure—0.8%
McDonald’s Corp.	102,300	$10,198,287

Household Products—0.8%
Procter & Gamble Co.	132,100	10,179,626

Industrial Conglomerates—0.8%
General Electric Co. (f)	427,500	9,883,800

Insurance—0.9%
Assured Guaranty Ltd.	24,522	505,398
Prudential Financial, Inc. (f)	180,300	10,635,897

		11,141,295

Internet & Catalog Retail—0.8%
Amazon.com, Inc. (f)(h)	36,100	9,620,289

Internet Software & Services—0.8%
Google, Inc., Class A (f)(h)	12,600	10,004,778

IT Services—1.8%
International Business Machines Corp. (f)	50,500	10,771,650
Visa, Inc., Class A	62,900	10,682,936

		21,454,586

Machinery—2.0%
AGCO Corp. (f)	164,300	8,563,316
Deere & Co.	106,300	9,139,674
Joy Global, Inc.	122,000	7,261,440

		24,964,430

Media—1.1%
Comcast Corp., Class A (f)	202,500	8,507,025
Interpublic Group of Cos., Inc.	374,892	4,884,843

		13,391,868

Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold, Inc.	163,500	5,411,850

Multiline Retail—0.9%
Target Corp. (f)	151,800	10,390,710

Oil, Gas & Consumable Fuels—1.6%
Occidental Petroleum Corp.	67,500	5,289,975
Peabody Energy Corp.	245,600	5,194,440
Valero Energy Corp. (f)	204,500	9,302,705

		19,787,120

Pharmaceuticals—0.8%
Bristol-Myers Squibb Co.	250,400	10,313,976

Semiconductors & Semiconductor Equipment—1.5%
Intel Corp.	342,700	7,487,995
Texas Instruments, Inc. (f)	292,600	10,381,448

		17,869,443

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2013 (unaudited) (continued)

	Shares	Value*

Software—1.5%
Microsoft Corp.	322,400	$9,223,864
Oracle Corp. (f)	292,800	9,469,152

		18,693,016

Specialty Retail—0.8%
Home Depot, Inc. (f)	147,000	10,257,660

Total Common Stock (cost—$446,651,926)		412,321,841

	Principal Amount (000s)

CORPORATE BONDS & NOTES—31.3%

Advertising—0.2%
Affinion Group, Inc.,
11.50%, 10/15/15	$2,525	2,215,688

Aerospace & Defense—0.9%
AAR Corp.,
7.25%, 1/15/22	4,030	4,392,700
TransDigm, Inc.,
7.75%, 12/15/18	2,850	3,142,125
Triumph Group, Inc.,
8.00%, 11/15/17	2,875	3,097,812

		10,632,637

Apparel & Textiles—0.2%
Quiksilver, Inc.,
6.875%, 4/15/15	2,800	2,800,000

Auto Components—1.1%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	1,640	1,705,600
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	3,235	3,299,700
Cooper-Standard Automotive, Inc.,
8.50%, 5/1/18	3,330	3,646,350
Goodyear Tire & Rubber Co.,
8.25%, 8/15/20	1,010	1,122,363
Titan International, Inc.,
7.875%, 10/1/17	2,365	2,557,156
7.875%, 10/1/17 (a)(b)	900	973,125

		13,304,294

Auto Manufacturers—0.9%
Chrysler Group LLC,
8.25%, 6/15/21	3,770	4,227,112
Jaguar Land Rover Automotive PLC (a)(b),
7.75%, 5/15/18	3,235	3,550,413
Navistar International Corp.,
8.25%, 11/1/21	3,433	3,514,534

		11,292,059

	Principal Amount (000s)	Value*

Banking—0.3%
Ally Financial, Inc.,
8.00%, 3/15/20	$2,995	$3,736,263

Building Materials—0.3%
Louisiana-Pacific Corp.,
7.50%, 6/1/20	3,325	3,790,500

Chemicals—0.2%
Omnova Solutions, Inc.,
7.875%, 11/1/18	2,520	2,696,400

Coal—0.4%
Alpha Natural Resources, Inc.,
9.75%, 4/15/18	1,050	1,131,375
Arch Coal, Inc. (a)(b),
9.875%, 6/15/19	3,930	4,047,900

		5,179,275

Commercial Services—3.7%
Avis Budget Car Rental LLC,
9.625%, 3/15/18	1,435	1,626,946
9.75%, 3/15/20	610	722,856
Cardtronics, Inc.,
8.25%, 9/1/18	3,600	3,960,000
Cenveo Corp.,
11.50%, 5/15/17	3,705	3,232,612
Deluxe Corp.,
7.00%, 3/15/19	2,465	2,686,850
Emergency Medical Services Corp.,
8.125%, 6/1/19	3,295	3,632,737
ExamWorks Group, Inc.,
9.00%, 7/15/19	4,325	4,714,250
H&E Equipment Services, Inc. (a)(b),
7.00%, 9/1/22	2,175	2,403,375
Harland Clarke Holdings Corp.,
9.50%, 5/15/15	2,435	2,413,694
9.75%, 8/1/18 (a)(b)	1,490	1,586,850
Hertz Corp.,
6.75%, 4/15/19	2,595	2,844,769
Interactive Data Corp.,
10.25%, 8/1/18	3,460	3,953,050
Monitronics International, Inc.,
9.125%, 4/1/20	3,710	3,941,875
United Rentals North America, Inc.,
8.25%, 2/1/21	3,000	3,412,500
8.375%, 9/15/20	3,725	4,172,000

		45,304,364

Computers—0.6%
j2 Global, Inc.,
8.00%, 8/1/20	4,140	4,429,800
Unisys Corp.,
6.25%, 8/15/17	2,505	2,724,187

		7,153,987

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Distribution/Wholesale—0.3%
HD Supply, Inc.,
10.50%, 1/15/21	$3,475	$3,627,031

Diversified Financial Services—2.5%
Aircastle Ltd.,
9.75%, 8/1/18	2,300	2,636,375
Community Choice Financial, Inc.,
10.75%, 5/1/19	4,035	3,843,338
International Lease Finance Corp.,
8.25%, 12/15/20	3,505	4,302,387
8.75%, 3/15/17	3,285	3,880,406
National Money Mart Co.,
10.375%, 12/15/16	3,000	3,322,500
Nationstar Mortgage LLC (a)(b),
7.875%, 10/1/20	2,605	2,891,550
9.625%, 5/1/19	2,760	3,174,000
SLM Corp.,
8.45%, 6/15/18	3,520	4,188,800
Springleaf Finance Corp.,
6.90%, 12/15/17	2,010	2,037,638

		30,276,994

Electric Utilities—0.2%
Texas Competitive Electric Holdings Co. LLC,
11.50%, 10/1/20 (a)(b)	1,525	1,147,562
15.00%, 4/1/21	2,750	697,813

		1,845,375

Electrical Equipment—0.3%
WireCo WorldGroup, Inc.,
9.50%, 5/15/17	3,565	3,743,250

Electronics—0.8%
Kemet Corp.,
10.50%, 5/1/18	2,790	2,922,525
NXP BV (a)(b),
9.75%, 8/1/18	2,830	3,240,350
Viasystems, Inc. (a)(b),
7.875%, 5/1/19	3,655	3,837,750

		10,000,625

Engineering & Construction—0.2%
Dycom Investments, Inc.,
7.125%, 1/15/21	2,405	2,585,375

Healthcare-Products—0.3%
Kinetic Concepts, Inc.,
10.50%, 11/1/18	3,270	3,556,125

Healthcare-Services—0.5%
Acadia Healthcare Co., Inc. (a)(b),
6.125%, 3/15/21	1,000	1,037,500

	Principal Amount (000s)	Value*

Community Health Systems, Inc.,
7.125%, 7/15/20	$1,750	$1,900,937
8.00%, 11/15/19	3,250	3,615,625

		6,554,062

Home Builders—1.3%
Beazer Homes USA, Inc.,
7.25%, 2/1/23 (a)(b)	2,810	2,880,250
9.125%, 5/15/19	2,255	2,441,038
Brookfield Residential Properties, Inc. (a)(b),
6.50%, 12/15/20	2,680	2,881,000
KB Home,
8.00%, 3/15/20	2,695	3,119,462
Standard Pacific Corp.,
8.375%, 5/15/18	3,275	3,872,687
William Lyon Homes, Inc. (a)(b),
8.50%, 11/15/20	785	859,575

		16,054,012

Household Products/Wares—0.4%
Jarden Corp.,
7.50%, 5/1/17	1,050	1,193,063
Reynolds Group Issuer, Inc.,
9.875%, 8/15/19	3,335	3,664,331

		4,857,394

Internet—0.8%
Equinix, Inc.,
8.125%, 3/1/18	2,545	2,813,816
Mood Media Corp. (a)(b),
9.25%, 10/15/20	3,390	3,720,525
Zayo Group LLC,
8.125%, 1/1/20	3,250	3,656,250

		10,190,591

Iron/Steel—0.4%
AK Steel Corp.,
8.375%, 4/1/22	1,405	1,246,938
ArcelorMittal,
10.35%, 6/1/19	2,885	3,649,245

		4,896,183

Leisure—0.2%
NCL Corp. Ltd.,
9.50%, 11/15/18	2,299	2,609,365

Lodging—0.9%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	1,695	1,811,531
12.75%, 4/15/18	3,110	2,441,350
MGM Resorts International,
11.375%, 3/1/18	3,500	4,471,250
Wynn Las Vegas LLC,
7.75%, 8/15/20	1,750	1,970,938

		10,695,069

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Media—1.8%
Cablevision Systems Corp.,
8.625%, 9/15/17	$3,520	$4,118,400
Cambium Learning Group, Inc.,
9.75%, 2/15/17	1,205	991,113
Clear Channel Worldwide Holdings, Inc. (a)(b),
6.50%, 11/15/22	2,610	2,766,600
McClatchy Co. (a)(b),
9.00%, 12/15/22	2,720	2,964,800
McGraw-Hill Global Education Holdings LLC (a)(b),
9.75%, 4/1/21	2,565	2,552,175
Media General, Inc.,
11.75%, 2/15/17	2,895	3,293,062
Nexstar Broadcasting, Inc. (a)(b),
6.875%, 11/15/20	2,620	2,777,200
Sinclair Television Group, Inc. (a)(b),
5.375%, 4/1/21 (c)	1,450	1,446,375
9.25%, 11/1/17	1,260	1,371,825

		22,281,550

Mining—0.2%
Thompson Creek Metals Co., Inc.,
7.375%, 6/1/18	2,595	2,140,875

Miscellaneous Manufacturing—0.3%
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,795	4,146,038

Oil & Gas—4.0%
BreitBurn Energy Partners L.P.,
8.625%, 10/15/20	3,025	3,357,750
Carrizo Oil & Gas, Inc.,
8.625%, 10/15/18	3,790	4,169,000
Chesapeake Energy Corp.,
6.625%, 8/15/20	2,525	2,771,188
Concho Resources, Inc.,
7.00%, 1/15/21	3,170	3,502,850
CVR Refining LLC (a)(b),
6.50%, 11/1/22	3,755	3,858,262
Endeavour International Corp.,
12.00%, 3/1/18	3,535	3,420,112
Energy XXI Gulf Coast, Inc.,
9.25%, 12/15/17	3,040	3,450,400
EP Energy LLC,
9.375%, 5/1/20	3,185	3,694,600
EV Energy Partners L.P.,
8.00%, 4/15/19	3,105	3,291,300
Laredo Petroleum, Inc.,
7.375%, 5/1/22	2,265	2,491,500
Northern Oil and Gas, Inc.,
8.00%, 6/1/20	3,360	3,519,600
PBF Holding Co. LLC (a)(b),
8.25%, 2/15/20	2,945	3,254,225

	Principal Amount (000s)	Value*

Pioneer Energy Services Corp.,
9.875%, 3/15/18	$1,250	$1,375,000
United Refining Co.,
10.50%, 2/28/18	3,150	3,575,250
Vanguard Natural Resources LLC,
7.875%, 4/1/20	3,530	3,803,575

		49,534,612

Pharmaceuticals—0.3%
Endo Health Solutions, Inc.,
7.00%, 12/15/20	3,000	3,217,500

Real Estate Investment Trust—0.3%
iStar Financial, Inc.,
7.125%, 2/15/18	3,405	3,583,763

Retail—1.9%
Brown Shoe Co., Inc.,
7.125%, 5/15/19	3,560	3,773,600
Claire’s Stores, Inc. (a)(b),
9.00%, 3/15/19	1,930	2,190,550
DineEquity, Inc.,
9.50%, 10/30/18	3,500	4,007,500
Fifth & Pacific Cos., Inc.,
10.50%, 4/15/19	3,500	3,959,375
Rite Aid Corp.,
9.50%, 6/15/17	2,440	2,562,000
Sonic Automotive, Inc.,
7.00%, 7/15/22	3,340	3,703,225
Toys R Us, Inc.,
10.375%, 8/15/17	2,575	2,623,281

		22,819,531

Semiconductors—0.5%
Advanced Micro Devices, Inc.,
8.125%, 12/15/17	2,860	2,902,900
Freescale Semiconductor, Inc. (a)(b),
10.125%, 3/15/18	3,055	3,398,687

		6,301,587

Software—0.4%
First Data Corp.,
9.875%, 9/24/15	2,600	2,691,000
12.625%, 1/15/21	1,635	1,780,106
Nuance Communications, Inc. (a)(b),
5.375%, 8/15/20	885	900,488

		5,371,594

Telecommunications—3.3%
Cincinnati Bell, Inc.,
8.75%, 3/15/18	4,060	4,049,850
Clearwire Communications LLC (a)(b),
12.00%, 12/1/15	1,000	1,080,625
Consolidated Communications Finance Co. (a)(b),
10.875%, 6/1/20	3,105	3,555,225

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Cricket Communications, Inc.,
7.75%, 10/15/20	$4,980	$4,992,450
EarthLink, Inc.,
8.875%, 5/15/19	4,500	4,567,500
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	3,440	3,951,700
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	3,030	3,325,425
Intelsat Luxembourg S.A.,
11.50%, 2/4/17	975	1,035,938
ITC Deltacom, Inc.,
10.50%, 4/1/16	2,983	3,152,658
MetroPCS Wireless, Inc.,
6.625%, 11/15/20	1,455	1,525,931
NII Capital Corp.,
8.875%, 12/15/19	2,830	2,143,725
Sprint Nextel Corp.,
6.00%, 11/15/22	1,425	1,471,312
11.50%, 11/15/21	1,360	1,909,100
West Corp.,
11.00%, 10/15/16	3,490	3,647,050

		40,408,489

Transportation—0.4%
Quality Distribution LLC,
9.875%, 11/1/18	1,500	1,657,500
Swift Services Holdings, Inc.,
10.00%, 11/15/18	3,305	3,800,750

		5,458,250

Total Corporate Bonds & Notes (cost—$374,370,934)		384,860,707

CONVERTIBLE BONDS—27.0%

Aerospace & Defense—0.3%
Triumph Group, Inc.,
2.625%, 10/1/26	1,415	4,092,003

Airlines—0.1%
United Continental Holdings, Inc.,
6.00%, 10/15/29	365	1,360,994

Apparel & Textiles—0.1%
Iconix Brand Group, Inc. (a)(b),
1.50%, 3/15/18	1,600	1,728,000

Auto Manufacturers—0.7%
Ford Motor Co.,
4.25%, 11/15/16	190	305,425
Navistar International Corp.,
3.00%, 10/15/14	3,380	3,466,612
Wabash National Corp.,
3.375%, 5/1/18	4,200	5,100,375

		8,872,412

	Principal Amount (000s)	Value*

Biotechnology—1.0%
Corsicanto Ltd.,
3.50%, 1/15/32	$205	$254,328
Medicines Co. (a)(b),
1.375%, 6/1/17	3,075	4,141,641
Regeneron Pharmaceuticals, Inc.,
1.875%, 10/1/16	950	2,047,844
Sequenom, Inc. (a)(b),
5.00%, 10/1/17	800	895,000
Vertex Pharmaceuticals, Inc.,
3.35%, 10/1/15	3,550	4,266,656

		11,605,469

Coal—0.3%
Alpha Natural Resources, Inc.,
2.375%, 4/15/15	3,320	3,166,450

Commercial Services—1.6%
Alliance Data Systems Corp.,
1.75%, 8/1/13	2,295	4,719,094
Avis Budget Group, Inc.,
3.50%, 10/1/14	2,150	3,861,937
Cenveo Corp.,
7.00%, 5/15/17	4,540	4,108,700
Hertz Global Holdings, Inc.,
5.25%, 6/1/14	1,590	4,311,889
PHH Corp.,
4.00%, 9/1/14	2,605	2,876,897

		19,878,517

Computers—0.8%
Cadence Design Systems, Inc.,
2.625%, 6/1/15	2,060	3,872,800
NetApp, Inc.,
1.75%, 6/1/13	2,755	3,011,559
SanDisk Corp.,
1.50%, 8/15/17	2,440	3,156,750

		10,041,109

Diversified Financial Services—0.7%
Air Lease Corp. (a)(b),
3.875%, 12/1/18	2,985	3,675,281
DFC Global Corp.,
3.00%, 4/1/28	2,600	2,827,500
Walter Investment Management Corp.,
4.50%, 11/1/19	2,125	2,292,344

		8,795,125

Electrical Equipment—0.1%
General Cable Corp. (g),
4.50%, 11/15/29	850	1,063,562

Engineering & Construction—0.3%
MasTec, Inc.,
4.00%, 6/15/14	2,125	3,993,672

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Healthcare-Products—1.4%
Alere, Inc.,
3.00%, 5/15/16	$2,975	$2,937,812
Hologic, Inc. (g),
2.00%, 12/15/37	3,625	4,386,250
Integra LifeSciences Holdings Corp.,
1.625%, 12/15/16	1,520	1,559,900
NuVasive, Inc.,
2.75%, 7/1/17	3,650	3,567,875
Wright Medical Group, Inc. (a)(b),
2.00%, 8/15/17	4,280	4,927,350

		17,379,187

Healthcare-Services—0.9%
Brookdale Senior Living, Inc.,
2.75%, 6/15/18	3,495	4,235,503
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	3,005	3,292,353
Molina Healthcare, Inc.,
3.75%, 10/1/14	2,735	3,230,719
WellPoint, Inc. (a)(b),
2.75%, 10/15/42	680	746,300

		11,504,875

Home Builders—1.4%
DR Horton, Inc.,
2.00%, 5/15/14	2,660	5,020,750
KB Home,
1.375%, 2/1/19	2,260	2,495,888
Lennar Corp. (a)(b),
3.25%, 11/15/21	2,810	5,305,631
Ryland Group, Inc.,
1.625%, 5/15/18	2,875	4,305,312

		17,127,581

Home Furnishings—0.1%
TiVo, Inc. (a)(b),
4.00%, 3/15/16	445	600,750

Household Products/Wares—0.2%
Jarden Corp. (a)(b),
1.875%, 9/15/18	2,415	2,763,666

Insurance—1.3%
American Equity Investment Life Holding Co. (a)(b),
3.50%, 9/15/15	3,145	4,125,847
Amtrust Financial Services, Inc.,
5.50%, 12/15/21	3,325	4,721,500
Fidelity National Financial, Inc.,
4.25%, 8/15/18	2,875	3,884,844
MGIC Investment Corp.,
5.00%, 5/1/17	1,655	1,659,137
Radian Group, Inc.,
2.25%, 3/1/19	1,075	1,300,750

		15,692,078

	Principal Amount (000s)	Value*

Internet—1.8%
Dealertrack Technologies, Inc.,
1.50%, 3/15/17	$3,405	$3,647,606
Equinix, Inc.,
4.75%, 6/15/16	1,630	4,300,144
priceline.com, Inc.,
1.00%, 3/15/18	1,045	1,156,684
1.25%, 3/15/15 (a)(b)	1,775	4,043,672
Symantec Corp., Ser. B,
1.00%, 6/15/13	2,935	3,789,819
VeriSign, Inc.,
3.25%, 8/15/37	3,010	4,475,494

		21,413,419

Iron/Steel—0.5%
Allegheny Technologies, Inc.,
4.25%, 6/1/14	2,495	2,686,803
Steel Dynamics, Inc.,
5.125%, 6/15/14	3,235	3,647,463

		6,334,266

Lodging—0.3%
MGM Resorts International,
4.25%, 4/15/15	3,485	3,792,116

Machinery-Construction & Mining—0.3%
Terex Corp.,
4.00%, 6/1/15	1,665	3,661,959

Machinery-Diversified—0.4%
Chart Industries, Inc.,
2.00%, 8/1/18	3,165	4,300,444

Media—1.1%
Liberty Interactive LLC,
3.125%, 3/30/23	3,360	5,462,100
3.50%, 1/15/31	7,380	3,892,950
XM Satellite Radio, Inc. (a)(b),
7.00%, 12/1/14	2,545	4,517,375

		13,872,425

Metal Fabricate/Hardware—0.2%
RTI International Metals, Inc.,
3.00%, 12/1/15	2,480	2,881,450

Mining—0.3%
Alcoa, Inc.,
5.25%, 3/15/14	975	1,350,380
Kaiser Aluminum Corp.,
4.50%, 4/1/15	1,500	2,102,805

		3,453,185

Oil & Gas—1.7%
Chesapeake Energy Corp.,
2.50%, 5/15/37	3,175	3,057,922
Cobalt International Energy, Inc.,
2.625%, 12/1/19	1,000	1,118,125

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Exterran Holdings, Inc.,
4.25%, 6/15/14	$3,615	$4,606,865
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19 (a)(b)	370	432,206
1.625%, 11/15/26 (g)	3,725	4,005,865
Pioneer Natural Resources Co.,
2.375%, 1/15/38	2,210	4,788,794
Stone Energy Corp. (a)(b),
1.75%, 3/1/17	3,425	3,163,844

		21,173,621

Pharmaceuticals—2.5%
Akorn, Inc.,
3.50%, 6/1/16	2,385	4,133,503
BioMarin Pharmaceutical, Inc.,
1.875%, 4/23/17	1,805	5,578,578
Endo Health Solutions, Inc.,
1.75%, 4/15/15	2,000	2,388,750
Medivation, Inc.,
2.625%, 4/1/17	3,195	3,945,825
Mylan, Inc.,
3.75%, 9/15/15	2,250	4,996,406
Pacira Pharmaceuticals, Inc. (a)(b),
3.25%, 2/1/19	1,450	1,982,875
Salix Pharmaceuticals Ltd.,
2.75%, 5/15/15	3,345	4,331,775
ViroPharma, Inc.,
2.00%, 3/15/17	2,235	3,369,263

		30,726,975

Real Estate Investment Trust—1.4%
Boston Properties L.P.,
3.75%, 5/15/36	3,990	4,122,169
DDR Corp.,
1.75%, 11/15/40	3,600	4,288,500
Host Hotels & Resorts L.P. (a)(b),
2.50%, 10/15/29	2,970	4,146,862
iStar Financial, Inc.,
3.00%, 11/15/16	1,150	1,354,844
Starwood Property Trust, Inc.,
4.55%, 3/1/18	2,395	2,643,481

		16,555,856

Retail—0.4%
Group 1 Automotive, Inc. (g),
2.25%, 6/15/36	3,920	4,557,000

Semiconductors—1.5%
Micron Technology, Inc., Ser. A,
1.50%, 8/1/31	5,820	6,780,300
Novellus Systems, Inc.,
2.625%, 5/15/41	1,375	1,877,734
ON Semiconductor Corp.,
2.625%, 12/15/26	5,230	5,616,419
Xilinx, Inc.,
2.625%, 6/15/17	2,995	4,262,260

		18,536,713

	Principal Amount (000s)	Value*

Software—1.6%
Bottomline Technologies, Inc.,
1.50%, 12/1/17	$2,975	$3,480,750
Concur Technologies, Inc. (a)(b),
2.50%, 4/15/15	2,820	3,972,675
Electronic Arts, Inc.,
0.75%, 7/15/16	3,730	3,632,088
Nuance Communications, Inc.,
2.75%, 8/15/27	2,615	3,188,666
Salesforce.com, Inc.,
0.75%, 1/15/15	1,755	3,700,856
Take-Two Interactive Software, Inc.,
1.75%, 12/1/16	1,745	2,012,203

		19,987,238

Telecommunications—1.3%
Ciena Corp.,
0.875%, 6/15/17	2,815	2,559,891
3.75%, 10/15/18 (a)(b)	930	1,059,038
Ixia,
3.00%, 12/15/15	3,100	4,099,750
JDS Uniphase Corp.,
1.00%, 5/15/26	2,795	2,789,773
SBA Communications Corp.,
1.875%, 5/1/13	3,265	5,652,531

		16,160,983

Toys/Games/Hobbies—0.1%
JAKKS Pacific, Inc.,
4.50%, 11/1/14	1,250	1,232,812

Transportation—0.3%
Greenbrier Cos., Inc.,
3.50%, 4/1/18	4,025	4,047,641

Total Convertible Bonds (cost—$342,483,051)		332,353,553

	Shares

CONVERTIBLE PREFERRED STOCK—5.0%

Aerospace & Defense—0.4%
United Technologies Corp.,
7.50%, 8/1/15	79,020	4,729,347

Agriculture—0.1%
Bunge Ltd. (e),
4.875%, 12/31/49	13,225	1,408,463

Auto Components—0.1%
Goodyear Tire & Rubber Co.,
5.875%, 4/1/14	44,385	1,931,191

Automobiles—0.3%
General Motors Co., Ser. B,
4.75%, 12/1/13	85,230	3,659,776

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2013 (unaudited) (continued)

	Shares	Value*

Commercial Banks—0.3%
Fifth Third Bancorp, Ser. G (e),
8.50%, 6/30/13	19,720	$2,817,495
Wells Fargo & Co., Ser. L (e),
7.50%, 3/15/13	390	502,613

		3,320,108

Diversified Financial Services—1.1%
2010 Swift Mandatory Common Exchange Security Trust (a)(b),
6.00%, 12/31/13	321,765	4,117,595
AMG Capital Trust I,
5.10%, 4/15/36	68,920	4,204,120
Bank of America Corp., Ser. L (e),
7.25%, 1/30/13	4,415	5,378,176

		13,699,891

Electric Utilities—0.4%
PPL Corp.,
8.75%, 5/1/14	80,000	4,460,000

Insurance—0.5%
MetLife, Inc.,
5.00%, 3/26/14	119,275	5,892,185

Iron/Steel—0.3%
ArcelorMittal,
6.00%, 1/15/16	150,000	3,187,500

IT Services—0.1%
Unisys Corp., Ser. A,
6.25%, 3/1/14	11,270	734,917

Machinery—0.3%
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	33,160	4,197,724

Oil & Gas—0.3%

Chesapeake Energy Corp. (e),
5.00%, 12/31/49	5,100	446,887
Sanchez Energy Corp., Ser. A (a)(b)(e),
4.875%, 10/5/17	56,960	3,026,866

		3,473,753

Oil, Gas & Consumable Fuels—0.2%
Apache Corp., Ser. D,
6.00%, 8/1/13	60,065	2,675,295

Real Estate Investment Trust—0.2%
Felcor Lodging Trust, Inc., Ser. A (e),
1.95%	120,000	2,979,600

Transportation—0.4%
Genesee & Wyoming, Inc.,
5.00%, 10/1/15	38,550	4,974,878

Total Convertible Preferred Stock (cost—$63,667,982)		61,324,628

	Principal Amount (000s)	Value*

Repurchase Agreements—1.8%
State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $22,537,025; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $22,993,875 including accrued interest (cost—$22,537,000)	$22,537	$22,537,000

Total Investments, before options written (cost—$1,249,710,893)—98.7%		1,213,397,729

	Contracts

OPTIONS WRITTEN (d)(h)—(0.1)%

Call Options—(0.1)%
AGCO Corp.
strike price $55, expires 4/20/13	565	(9,888)
Amazon.com, Inc.
strike price $275, expires 4/20/13	250	(63,000)
Amphenol Corp.
strike price $75, expires 4/20/13	1,000	(160,000)
Baxter International, Inc.
strike price $72.50, expires 4/20/13	880	(149,600)
Coca-Cola Co.
strike price $41, expires 4/20/13	1,460	(45,260)
Comcast Corp.
strike price $42, expires 4/20/13	1,415	(77,825)
General Electric Co.
strike price $24, expires 4/20/13	2,990	(26,910)
Gilead Sciences, Inc.
strike price $50, expires 4/20/13	1,270	(100,330)
Google, Inc.
strike price $875, expires 4/20/13	88	(14,520)
Home Depot, Inc.
strike price $72.50, expires 4/20/13	880	(16,720)
International Business Machines Corp.
strike price $220, expires 4/20/13	300	(42,000)
Johnson Controls, Inc.
strike price $36, expires 4/20/13	420	(8,400)
McKesson Corp.
strike price $110, expires 4/20/13	500	(45,000)
Molson Coors Brewing Co.
strike price $50, expires 4/20/13	915	(59,475)
Monsanto Co.
strike price $105, expires 4/20/13	700	(196,000)
Oracle Corp.
strike price $37, expires 4/20/13	1,755	(1,755)
Prudental Financial, Inc.
strike price $62.50, expires 4/20/13	560	(10,080)
QUALCOMM, Inc.
strike price $67.50, expires 4/20/13	165	(12,210)
Target Corp.
strike price $70, expires 4/20/13	910	(38,220)

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2013 (unaudited) (continued)

	Contracts	Value*

Texas Instruments, Inc.
strike price $37, expires 4/20/13	2,050	$(22,550)
Textron, Inc.
strike price $32, expires 4/20/13	2,070	(35,190)
Valero Energy Corp.
strike price $47, expires 4/20/13	1,430	(107,250)
Verizon Communications, Inc.
strike price $49, expires 4/20/13	1,535	(95,170)

Total Options Written (premiums received—$1,447,423)		(1,337,353)

Total Investments, net of options written (cost—$1,248,263,470)—98.6%		1,212,060,376

Other assets less other liabilities—1.4%		16,785,640

Net Assets—100.0%		$1,228,846,016

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $129,721,236, representing 10.6% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery. To be settled/delivered after March 31, 2013.
(d)	Exchange traded—Chicago Board Options Exchange.
(e)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(f)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(g)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(h)	Non-income producing.

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2013 (unaudited) (continued)

(i)	Transactions in options written for the nine months ended March 31, 2013:

	Contracts	Notional Amount (000s)	Premiums
Options outstanding, June 30, 2012	14,345	$144	$958,261
Options written	158,217	—	9,168,074
Options terminated in closing transactions	(75,777)	—	(4,905,235)
Options expired	(71,379)	(144)	(3,736,513)
Options exercised	(1,298)	—	(37,164)

Options outstanding, March 31, 2013	24,108	$—	$1,447,423

Schedule of Investments

AllianzGI International Managed Volatility Fund

March 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—98.5%

Australia—0.9%
Westfield Retail Trust REIT	223,675	$704,196

China—12.4%
Bank of China Ltd., Class H	1,188,000	552,731
Bank of Communications Co., Ltd., Class H	1,811,000	1,364,458
China Citic Bank Corp. Ltd., Class H	705,000	425,072
China Merchants Bank Co., Ltd., Class H	203,500	432,427
China Minsheng Banking Corp. Ltd., Class H	242,500	311,154
China Oilfield Services Ltd., Class H	124,000	260,299
China Petroleum & Chemical Corp., Class H	348,000	408,101
CNOOC Ltd.	112,000	215,077
Great Wall Motor Co., Ltd., Class H	79,000	269,377
Haier Electronics Group Co., Ltd. (b)	273,000	437,798
Huaneng Power International, Inc., Class H	1,694,000	1,799,559
Jiangsu Expressway Co., Ltd., Class H	276,000	277,804
PetroChina Co., Ltd., Class H	1,908,000	2,517,516
Tsingtao Brewery Co., Ltd., Class H	46,000	292,029
ZTE Corp., Class H	166,000	291,856

		9,855,258

Finland—0.3%
Elisa Oyj	12,395	230,663

Germany—1.2%
Freenet AG	21,914	533,033
Kabel Deutschland Holding AG	5,108	471,586

		1,004,619

Hong Kong—15.8%
ASM Pacific Technology Ltd.	28,000	308,421
CLP Holdings Ltd.	188,000	1,648,077
First Pacific Co., Ltd.	190,000	257,556
Hang Seng Bank Ltd.	39,500	633,641
HKT Trust	626,000	627,223
Hong Kong & China Gas Co., Ltd.	167,300	487,705
Hongkong Land Holdings Ltd.	179,000	1,329,941
Hysan Development Co., Ltd.	107,000	543,757
Jardine Matheson Holdings Ltd.	21,200	1,382,360
Jardine Strategic Holdings Ltd.	5,000	198,304
Kerry Properties Ltd.	74,500	332,590
Link REIT	164,000	896,582
MTR Corp. Ltd.	132,000	525,318
Power Assets Holdings Ltd.	219,500	2,071,670
SJM Holdings Ltd.	101,000	253,095
Sun Hung Kai Properties Ltd.	38,000	511,810
Swire Pacific Ltd., Class A	44,500	569,048

		12,577,098

Israel—3.7%
Israel Chemicals Ltd.	78,726	1,020,142

	Shares	Value*

Israel Corp. Ltd.	359	$272,984
Mizrahi Tefahot Bank Ltd. (b)	43,015	459,552
Teva Pharmaceutical Industries Ltd.	29,494	1,172,389

		2,925,067

Japan—30.3%
Ajinomoto Co., Inc.	54,000	794,002
All Nippon Airways Co., Ltd.	592,000	1,221,731
Alps Electric Co., Ltd.	29,800	196,586
Avex Group Holdings, Inc.	9,900	267,767
Central Japan Railway Co.	10,900	1,151,727
Eisai Co., Ltd.	38,100	1,706,993
Electric Power Development Co., Ltd.	13,900	353,754
FamilyMart Co., Ltd.	15,600	713,035
Fuji Heavy Industries Ltd.	13,000	206,205
Funai Electric Co., Ltd.	16,200	200,181
HIS Co., Ltd.	6,400	277,244
Japan Airlines Co., Ltd.	4,700	218,936
Japan Prime Realty Investment Corp. REIT	72	278,884
Japan Real Estate Investment Corp. REIT	89	1,233,186
Japan Retail Fund Investment Corp. REIT	146	362,244
Kaken Pharmaceutical Co., Ltd.	16,000	291,048
Kao Corp.	27,300	882,934
KDDI Corp.	15,700	656,446
Lawson, Inc.	4,300	330,161
Minebea Co., Ltd.	98,000	337,440
Namco Bandai Holdings, Inc.	18,300	323,717
Nippon Telegraph & Telephone Corp.	21,600	943,047
Nissan Motor Co., Ltd.	20,300	196,919
Nitto Denko Corp.	4,000	240,849
Nomura Real Estate Office Fund, Inc. REIT	56	412,743
NTT DoCoMo, Inc.	1,267	1,883,480
Oriental Land Co., Ltd.	5,000	819,037
Osaka Gas Co., Ltd.	264,000	1,154,490
Otsuka Holdings Co., Ltd.	25,400	881,619
Park24 Co., Ltd.	13,400	262,342
Rinnai Corp.	4,600	327,946
Sankyo Co., Ltd.	8,500	397,979
Seiko Epson Corp.	30,500	297,438
Sekisui Chemical Co., Ltd.	30,000	331,447
Showa Shell Sekiyu KK	27,700	196,825
Sumitomo Bakelite Co., Ltd.	91,000	383,296
Sumitomo Metal Mining Co., Ltd.	13,000	184,803
Takeda Pharmaceutical Co., Ltd.	12,700	695,741
Tokyo Gas Co., Ltd.	277,000	1,497,334
Toyo Suisan Kaisha Ltd.	10,000	308,692
Toyoda Gosei Co., Ltd.	9,300	223,834
West Japan Railway Co.	11,200	538,836

		24,182,918

New Zealand—1.3%
Auckland International Airport Ltd.	118,750	293,053
Sky Network Television Ltd.	67,275	298,467

Schedule of Investments

AllianzGI International Managed Volatility Fund

March 31, 2013 (unaudited) (continued)

	Shares	Value*

Telecom Corp. of New Zealand Ltd.	230,763	$452,910

		1,044,430

Norway—0.2%
TGS Nopec Geophysical Co. ASA	5,079	192,499

Singapore—8.5%
Ascendas Real Estate Investment Trust REIT	405,000	851,023
CapitaMall Trust REIT	492,000	830,419
DBS Group Holdings Ltd.	83,000	1,074,253
Keppel Corp. Ltd.	62,000	561,634
Keppel Land Ltd.	110,000	350,842
Singapore Airlines Ltd.	83,000	734,496
Singapore Press Holdings Ltd.	60,000	217,047
Singapore Telecommunications Ltd.	391,000	1,130,944
StarHub Ltd.	232,000	815,571
Suntec Real Estate Investment Trust REIT	158,000	229,573

		6,795,802

Sweden—0.5%
Swedish Match AB	11,875	368,627

Switzerland—8.2%
Nestle S.A.	42,017	3,040,963
Novartis AG	16,961	1,208,843
Roche Holdings AG	4,887	1,139,272
Swiss Prime Site AG (b)	2,976	240,920
Swisscom AG	1,896	878,090

		6,508,088

United Kingdom—15.2%
AstraZeneca PLC	17,979	901,840
GlaxoSmithKline PLC	63,830	1,494,709
J Sainsbury PLC	46,788	269,496
National Grid PLC	230,473	2,678,040
Next PLC	11,762	781,424
Pennon Group PLC	47,488	449,904
Royal Dutch Shell PLC, Class A	14,236	461,579
Royal Dutch Shell PLC, Class B	16,972	564,405
Severn Trent PLC	18,155	473,077
United Utilities Group PLC	71,132	766,584
Vodafone Group PLC	608,677	1,727,231
William Hill PLC	68,480	385,372
WM Morrison Supermarkets PLC	269,442	1,132,545

		12,086,206

Total Common Stock (cost—$70,754,099)		78,475,471

	Principal Amount (000s)	Value*

Repurchase Agreements—1.6%
State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $1,293,001; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $1,319,375 including accrued interest (cost—$1,293,000)	$1,293	$1,293,000

Total Investments (cost—$72,047,099) (a)—100.1%		79,768,471

Liabilities in excess of other assets—(0.1)%		(51,682)

Net Assets—100.0%		$79,716,789

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $78,015,615, representing 97.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI International Managed Volatility Fund

March 31, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:

Pharmaceuticals	12.0%
Real Estate Investment Trust	7.3%
Wireless Telecommunication Services	7.0%
Commercial Banks	6.6%
Oil, Gas & Consumable Fuels	5.5%
Diversified Telecommunication Services	5.4%
Food Products	5.2%
Real Estate Management & Development	4.8%
Electric Utilities	4.7%
Gas Utilities	4.0%
Multi-Utilities	3.3%
Food & Staples Retailing	3.0%
Road & Rail	2.8%
Airlines	2.7%
Independent Power Producers & Energy Traders	2.7%
Industrial Conglomerates	2.7%
Chemicals	2.4%
Hotels, Restaurants & Leisure	2.2%
Water Utilities	2.2%
Household Durables	1.7%
Media	1.6%
Personal Products	1.1%
Multiline Retail	1.0%
Leisure Equipment & Products	0.9%
Automobiles	0.8%
Transportation Infrastructure	0.6%
Energy Equipment & Services	0.5%
Tobacco	0.5%
Machinery	0.4%
Semiconductors & Semiconductor Equipment	0.4%
Computers & Peripherals	0.4%
Beverages	0.4%
Communications Equipment	0.4%
Commercial Services & Supplies	0.3%
Diversified Financial Services	0.3%
Auto Components	0.3%
Electronic Equipment, Instruments & Components	0.2%
Metals & Mining	0.2%
Repurchase Agreements	1.6%
Liabilities in excess of other assets	(0.1)%

100.0%

Schedule of Investments

AllianzGI Large-Cap Growth Fund

March 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—98.1%

Aerospace & Defense—4.5%
Precision Castparts Corp.	19,495	$3,696,642
United Technologies Corp.	59,716	5,579,266

		9,275,908

Auto Components—1.7%
BorgWarner, Inc. (a)	45,380	3,509,689

Beverages—2.9%
Coca-Cola Co.	147,495	5,964,698

Biotechnology—3.3%
Biogen Idec, Inc. (a)	24,450	4,716,650
Celgene Corp. (a)	17,910	2,075,948

		6,792,598

Chemicals—3.3%
Monsanto Co.	63,265	6,682,682

Commercial Banks—1.8%
Wells Fargo & Co.	99,852	3,693,526

Communications Equipment—2.7%
F5 Networks, Inc. (a)	18,260	1,626,601
QUALCOMM, Inc.	58,310	3,903,854

		5,530,455

Computers & Peripherals—5.6%
Apple, Inc.	20,930	9,264,246
EMC Corp. (a)	90,210	2,155,117

		11,419,363

Electrical Equipment—3.1%
AMETEK, Inc.	28,170	1,221,451
Eaton Corp. PLC	38,640	2,366,700
Rockwell Automation, Inc.	31,395	2,710,958

		6,299,109

Energy Equipment & Services—2.5%
Cameron International Corp. (a)	36,940	2,408,488
Schlumberger Ltd.	35,562	2,663,238

		5,071,726

Food & Staples Retailing—3.5%
Costco Wholesale Corp.	35,530	3,770,088
Walgreen Co.	68,514	3,266,748

		7,036,836

Food Products—2.7%
Hershey Co.	35,060	3,068,802
Mead Johnson Nutrition Co.	31,955	2,474,915

		5,543,717

Health Care Equipment & Supplies—1.1%
Abbott Laboratories	62,415	2,204,498

Health Care Providers & Services—2.5%
DaVita HealthCare Partners, Inc. (a)	17,470	2,071,767

	Shares	Value*

HCA Holdings, Inc.	72,235	$2,934,908

		5,006,675

Hotels, Restaurants & Leisure—2.6%
McDonald’s Corp.	30,930	3,083,412
Starbucks Corp.	39,578	2,254,363

		5,337,775

Household Durables—1.3%
Lennar Corp., Class A	64,230	2,664,260

Industrial Conglomerates—1.1%
Danaher Corp.	34,565	2,148,215

Internet & Catalog Retail—1.0%
Amazon.com, Inc. (a)	7,970	2,123,925

Internet Software & Services—5.9%
Facebook, Inc., Class A (a)	192,935	4,935,277
Google, Inc., Class A (a)	8,935	7,094,658

		12,029,935

IT Services—5.6%
Accenture PLC, Class A	27,645	2,100,191
Cognizant Technology Solutions Corp., Class A (a)	35,210	2,697,438
Visa, Inc., Class A	39,313	6,676,920

		11,474,549

Machinery—1.4%
Caterpillar, Inc.	33,300	2,896,101

Media—3.3%
Comcast Corp., Class A	58,180	2,444,142
Time Warner, Inc.	75,605	4,356,360

		6,800,502

Multiline Retail—3.3%
Dollar Tree, Inc. (a)	74,785	3,621,837
Target Corp.	46,115	3,156,572

		6,778,409

Oil, Gas & Consumable Fuels—3.0%
EOG Resources, Inc.	15,475	1,981,883
Occidental Petroleum Corp.	21,281	1,667,792
Pioneer Natural Resources Co.	20,635	2,563,899

		6,213,574

Personal Products—1.4%
Estee Lauder Cos., Inc., Class A	45,407	2,907,410

Pharmaceuticals—5.4%
AbbVie, Inc.	73,965	3,016,293
Allergan, Inc.	39,165	4,371,989
Johnson & Johnson	45,090	3,676,187

		11,064,469

Road & Rail—2.4%
Union Pacific Corp.	34,095	4,855,469

Schedule of Investments

AllianzGI Large-Cap Growth Fund

March 31, 2013 (unaudited) (continued)

	Shares	Value*

Semiconductors & Semiconductor Equipment—4.0%
Intel Corp.	154,210	$3,369,489
Microchip Technology, Inc.	86,895	3,194,260
NXP Semiconductor NV (a)	52,815	1,598,182

		8,161,931

Software—7.3%
Microsoft Corp.	283,530	8,111,793
Oracle Corp.	126,443	4,089,167
Salesforce.com, Inc. (a)	15,710	2,809,419

		15,010,379

Specialty Retail—1.5%
Tractor Supply Co.	28,929	3,012,377

Textiles, Apparel & Luxury Goods—3.1%
Michael Kors Holdings Ltd. (a)	38,776	2,202,089
NIKE, Inc., Class B	70,740	4,174,367

		6,376,456

Tobacco—3.3%
Philip Morris International, Inc.	73,662	6,829,204

Total Common Stock (cost—$167,811,387)		200,716,420

	Principal Amount (000s)	Value*

Repurchase Agreements—1.6%
State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $3,228,004; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $3,295,154 including accrued interest (cost—$3,228,000)	$3,228	$3,228,000

Total Investments (cost—$171,039,387)—99.7%		203,944,420

Other assets less liabilities—0.3%		685,742

Net Assets—100.0%		$204,630,162

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Mid-Cap Fund

March 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—99.3%

Aerospace & Defense—1.6%
BE Aerospace, Inc. (a)	84,370	$5,086,667

Air Freight & Logistics—1.2%
Expeditors International of Washington, Inc.	102,550	3,662,061

Auto Components—1.7%
BorgWarner, Inc. (a)	67,515	5,221,610

Automobiles—0.8%
Harley-Davidson, Inc.	46,305	2,468,057

Beverages—0.8%
Coca-Cola Enterprises, Inc.	68,355	2,523,667

Biotechnology—1.6%
Isis Pharmaceuticals, Inc. (a)	80,205	1,358,673
Seattle Genetics, Inc. (a)	25,535	906,748
Vertex Pharmaceuticals, Inc. (a)	49,015	2,694,844

		4,960,265

Building Products—1.7%
Fortune Brands Home & Security, Inc. (a)	145,235	5,436,146

Capital Markets—2.4%
KKR & Co. L.P.	162,720	3,143,750
SEI Investments Co.	146,235	4,218,880

		7,362,630

Chemicals—4.4%
Airgas, Inc.	33,440	3,315,911
Celanese Corp., Ser. A	81,745	3,600,867
PPG Industries, Inc.	13,100	1,754,614
Sherwin-Williams Co.	30,570	5,162,967

		13,834,359

Commercial Banks—3.1%
Fifth Third Bancorp	170,970	2,788,521
SunTrust Banks, Inc.	71,440	2,058,186
Zions Bancorporation	189,335	4,731,482

		9,578,189

Commercial Services & Supplies—1.5%
Republic Services, Inc.	87,155	2,876,115
Stericycle, Inc. (a)	17,450	1,852,841

		4,728,956

Computers & Peripherals—1.4%
NetApp, Inc. (a)	126,530	4,322,265

Diversified Financial Services—2.0%
McGraw-Hill Cos., Inc.	120,885	6,295,691

Electrical Equipment—5.9%
AMETEK, Inc.	193,565	8,392,978
Eaton Corp. PLC	68,125	4,172,656

	Shares	Value*

Rockwell Automation, Inc.	25,650	$2,214,878
Roper Industries, Inc.	28,230	3,593,961

		18,374,473

Energy Equipment & Services—1.7%
Cameron International Corp. (a)	79,775	5,201,330

Food & Staples Retailing—1.8%
Whole Foods Market, Inc.	65,450	5,677,787

Food Products—3.1%
Hershey Co.	87,005	7,615,547
Mead Johnson Nutrition Co.	26,675	2,065,979

		9,681,526

Health Care Equipment & Supplies—6.4%
CareFusion Corp. (a)	43,355	1,516,992
Cooper Cos., Inc.	57,735	6,228,452
HeartWare International, Inc. (a)	38,440	3,399,249
Insulet Corp. (a)	62,514	1,616,612
Sirona Dental Systems, Inc. (a)	54,915	4,048,883
Zimmer Holdings, Inc.	43,105	3,242,358

		20,052,546

Health Care Providers & Services—5.0%
Catamaran Corp. (a)	75,575	4,007,743
Community Health Systems, Inc.	61,575	2,918,039
DaVita HealthCare Partners, Inc. (a)	39,990	4,742,414
Team Health Holdings, Inc. (a)	105,940	3,854,097

		15,522,293

Health Care Technology—2.1%
Allscripts Healthcare Solutions, Inc. (a)	314,335	4,271,812
HMS Holdings Corp. (a)	83,965	2,279,650

		6,551,462

Hotels, Restaurants & Leisure—2.4%
Dunkin’ Brands Group, Inc.	99,250	3,660,340
Wynn Resorts Ltd.	31,165	3,900,611

		7,560,951

Household Durables—1.7%
Newell Rubbermaid, Inc.	56,000	1,461,600
Whirlpool Corp.	33,925	4,018,755

		5,480,355

Insurance—2.4%
Arch Capital Group Ltd. (a)	75,455	3,966,670
Brown & Brown, Inc.	108,655	3,481,306

		7,447,976

Internet & Catalog Retail—2.6%
Netflix, Inc. (a)	21,385	4,050,533
TripAdvisor, Inc. (a)	78,425	4,118,881

		8,169,414

Internet Software & Services—0.7%
Akamai Technologies, Inc. (a)	60,540	2,136,457

Schedule of Investments

AllianzGI Mid-Cap Fund

March 31, 2013 (unaudited) (continued)

	Shares	Value*

IT Services—1.3%
Computer Sciences Corp.	24,410	$1,201,705
Fidelity National Information Services, Inc.	71,710	2,841,150

		4,042,855

Leisure Equipment & Products—0.8%
Mattel, Inc.	55,740	2,440,855

Life Sciences Tools & Services—1.6%
Agilent Technologies, Inc.	120,875	5,073,124

Machinery—2.9%
Colfax Corp. (a)	74,315	3,458,620
Cummins, Inc.	26,560	3,075,914
Oshkosh Corp. (a)	57,125	2,427,241

		8,961,775

Media—4.6%
CBS Corp., Class B	96,270	4,494,846
Charter Communications, Inc., Class A (a)	44,010	4,584,962
Scripps Networks Interactive, Inc., Class A	81,465	5,241,458

		14,321,266

Metals & Mining—0.9%
Carpenter Technology Corp.	56,615	2,790,553

Multiline Retail—1.7%
Dollar Tree, Inc. (a)	112,580	5,452,249

Oil, Gas & Consumable Fuels—4.1%
Cabot Oil & Gas Corp.	53,040	3,586,034
Cobalt International Energy, Inc. (a)	140,275	3,955,755
Pioneer Natural Resources Co.	41,875	5,202,969

		12,744,758

Paper & Forest Products—0.7%
Louisiana-Pacific Corp. (a)	96,920	2,093,472

Professional Services—3.3%
IHS, Inc., Class A (a)	30,600	3,204,432
Nielsen Holdings NV	131,590	4,713,554
Verisk Analytics, Inc., Class A (a)	41,170	2,537,307

		10,455,293

Real Estate Management & Development—0.7%
CBRE Group, Inc., Class A (a)	92,170	2,327,293

Road & Rail—0.6%
Genesee & Wyoming, Inc., Class A (a)	19,930	1,855,682

Semiconductors & Semiconductor Equipment—5.1%
Analog Devices, Inc.	44,005	2,045,793
Avago Technologies Ltd.	97,650	3,507,588
Maxim Integrated Products, Inc.	83,480	2,725,622
Microchip Technology, Inc.	120,845	4,442,262

	Shares	Value*

NXP Semiconductor NV (a)	110,290	$3,337,375

		16,058,640

Software—3.6%
Salesforce.com, Inc. (a)	24,150	4,318,745
Symantec Corp. (a)	89,930	2,219,472
TIBCO Software, Inc. (a)	171,350	3,464,697
Ultimate Software Group, Inc. (a)	12,645	1,317,103

		11,320,017

Specialty Retail—3.4%
Foot Locker, Inc.	134,970	4,621,373
Tractor Supply Co.	58,960	6,139,505

		10,760,878

Textiles, Apparel & Luxury Goods—2.7%
Fifth & Pacific Cos., Inc. (a)	29,915	564,795
Michael Kors Holdings Ltd. (a)	33,351	1,894,003
V.F. Corp.	36,320	6,092,680

		8,551,478

Trading Companies & Distributors—1.3%
Beacon Roofing Supply, Inc. (a)	103,835	4,014,261

Total Common Stock (cost—$259,836,979)		310,601,582

	Principal Amount (000s)

Repurchase Agreements—0.6%
State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $1,851,002; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $1,890,447 including accrued interest (cost-$1,851,000)	$1,851	1,851,000

Total Investments (cost—$261,687,979)—99.9%		312,452,582

Other assets less liabilities—0.1%		263,928

Net Assets—100.0%		$312,716,510

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI NFJ All-Cap Value Fund

March 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—98.6%

Aerospace & Defense—2.5%
Northrop Grumman Corp.	9,200	$645,380

Capital Markets—2.6%
Ameriprise Financial, Inc.	9,000	662,850

Chemicals—1.2%
EI du Pont de Nemours & Co.	6,500	319,540

Commercial Banks—9.8%
Fifth Third Bancorp	39,200	639,352
Old National Bancorp	46,000	632,500
PNC Financial Services Group, Inc.	9,500	631,750
Wells Fargo & Co.	17,500	647,325

		2,550,927

Commercial Services & Supplies—1.3%
Republic Services, Inc.	10,200	336,600

Communications Equipment—2.4%
Cisco Systems, Inc.	30,100	629,391

Consumer Finance—1.4%
SLM Corp.	17,900	366,592

Diversified Financial Services—3.6%
Bank of America Corp.	25,200	306,936
JPMorgan Chase & Co.	13,000	616,980

		923,916

Diversified Telecommunication Services—2.4%
AT&T, Inc.	17,100	627,399

Energy Equipment & Services—2.6%
Tidewater, Inc.	13,100	661,550

Food & Staples Retailing—2.6%
Kroger Co.	10,900	361,226
Wal-Mart Stores, Inc.	4,300	321,769

		682,995

Food Products—2.6%
Ingredion, Inc.	9,400	679,808

Gas Utilities—2.6%
UGI Corp.	17,500	671,825

Health Care Equipment & Supplies—3.8%
Medtronic, Inc.	14,100	662,136
Zimmer Holdings, Inc.	4,200	315,924

		978,060

Health Care Providers & Services—2.6%
Cigna Corp.	10,700	667,359

Hotels, Restaurants & Leisure—2.4%
International Game Technology	37,700	622,050

	Shares	Value*

Household Durables—1.3%
Newell Rubbermaid, Inc.	12,800	$334,080

Household Products—1.3%
Kimberly-Clark Corp.	3,400	333,132

Industrial Conglomerates—2.4%
General Electric Co.	26,900	621,928

Insurance—3.8%
Allstate Corp.	13,600	667,352
Reinsurance Group of America, Inc.	5,300	316,251

		983,603

Media—1.3%
CBS Corp., Class B	7,100	331,499

Metals & Mining—4.7%
Reliance Steel & Aluminum Co.	9,500	676,115
Yamana Gold, Inc.	35,600	546,460

		1,222,575

Multi-Utilities—1.3%
Avista Corp.	12,000	328,800

Office Electronics—2.6%
Xerox Corp.	77,000	662,200

Oil, Gas & Consumable Fuels—10.9%
Chesapeake Energy Corp.	14,200	289,822
Chevron Corp.	5,400	641,628
ConocoPhillips	7,500	450,750
Phillips 66	3,450	241,397
Royal Dutch Shell PLC ADR	9,400	612,504
Total S.A. ADR	12,500	599,750

		2,835,851

Paper & Forest Products—2.7%
International Paper Co.	15,200	708,016

Pharmaceuticals—7.5%
AstraZeneca PLC ADR	13,200	659,736
Merck & Co., Inc.	14,800	654,604
Pfizer, Inc.	21,900	632,034

		1,946,374

Real Estate Investment Trust—5.0%
Annaly Capital Management, Inc.	20,600	327,334
CBL & Associates Properties, Inc.	28,100	663,160
Hospitality Properties Trust	11,100	304,584

		1,295,078

Road & Rail—1.3%
Norfolk Southern Corp.	4,300	331,444

Semiconductors & Semiconductor Equipment—1.2%
KLA-Tencor Corp.	5,800	305,892

Software—3.7%
CA, Inc.	12,400	312,108

Schedule of Investments

AllianzGI NFJ All-Cap Value Fund

March 31, 2013 (unaudited) (continued)

	Shares	Value*

Microsoft Corp.	22,700	$649,447

		961,555

Specialty Retail—1.2%
Staples, Inc.	22,300	299,489

Total Common Stock (cost—$21,483,003)		25,527,758

	Principal Amount (000s)

Repurchase Agreements—1.3%
State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $335,000; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $347,895 including accrued interest (cost—$335,000)	$335	335,000

Total Investments (cost—$21,818,003)—99.9%		25,862,758

Other assets less liabilities—0.1%		25,821

Net Assets—100.0%		$25,888,579

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

March 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—96.7%

Aerospace & Defense—3.7%
Lockheed Martin Corp.	1,651,200	$159,373,824
Northrop Grumman Corp.	2,245,300	157,507,795

		316,881,619

Automobiles—1.7%
Ford Motor Co.	10,724,841	141,031,659

Beverages—2.0%
Molson Coors Brewing Co., Class B	3,472,000	169,884,960

Capital Markets—2.1%
Ameriprise Financial, Inc.	2,438,241	179,576,450

Chemicals—2.0%
EI du Pont de Nemours & Co.	3,511,700	172,635,172

Commercial Banks—7.9%
Fifth Third Bancorp	10,516,800	171,529,008
PNC Financial Services Group, Inc.	2,560,778	170,291,737
Wells Fargo & Co.	8,927,500	330,228,225

		672,048,970

Communications Equipment—3.6%
Cisco Systems, Inc.	7,647,000	159,898,770
Harris Corp.	3,055,800	141,605,772

		301,504,542

Diversified Financial Services—3.9%
JPMorgan Chase & Co.	6,899,900	327,469,254

Diversified Telecommunication Services—1.8%
AT&T, Inc.	4,035,100	148,047,819

Electric Utilities—2.1%
American Electric Power Co., Inc.	3,666,400	178,297,032

Energy Equipment & Services—1.9%
Ensco PLC, Class A	2,676,500	160,590,000

Food & Staples Retailing—2.0%
Wal-Mart Stores, Inc.	2,236,600	167,364,778

Health Care Equipment & Supplies—2.0%
Medtronic, Inc.	3,598,000	168,962,080

Household Durables—0.1%
Newell Rubbermaid, Inc.	469,600	12,256,560

Household Products—1.9%
Kimberly-Clark Corp.	1,648,600	161,529,828

Industrial Conglomerates—1.9%
General Electric Co.	7,001,100	161,865,432

	Shares	Value*

Insurance—5.9%
Allstate Corp.	3,321,300	$162,976,191
MetLife, Inc.	4,638,300	176,348,166
Travelers Cos., Inc.	1,923,200	161,914,208

		501,238,565

Leisure Equipment & Products—2.0%
Mattel, Inc.	3,922,400	171,761,896

Metals & Mining—4.3%
Barrick Gold Corp.	6,508,200	191,341,080
Freeport-McMoRan Copper & Gold, Inc.	5,108,300	169,084,730

		360,425,810

Office Electronics—2.1%
Xerox Corp.	20,278,700	174,396,820

Oil, Gas & Consumable Fuels—15.7%
Chevron Corp.	1,474,700	175,223,854
ConocoPhillips	5,862,500	352,336,250
Marathon Oil Corp.	4,803,500	161,974,020
Phillips 66	2,558,700	179,032,239
Royal Dutch Shell PLC ADR	2,582,600	168,282,216
Total S.A. ADR	6,140,600	294,625,988

		1,331,474,567

Paper & Forest Products—2.1%
International Paper Co.	3,831,300	178,461,954

Pharmaceuticals—10.4%
AstraZeneca PLC ADR	7,663,200	383,006,736
Johnson & Johnson	2,082,100	169,753,613
Merck & Co., Inc.	3,379,200	149,462,016
Pfizer, Inc.	6,281,200	181,275,432

		883,497,797

Real Estate Investment Trust—1.9%
Annaly Capital Management, Inc.	10,186,900	161,869,841

Semiconductors & Semiconductor Equipment—4.0%
Intel Corp.	15,638,774	341,707,212

Software—3.8%
CA, Inc.	6,616,300	166,532,271
Microsoft Corp.	5,543,250	158,592,382

		325,124,653

Specialty Retail—2.1%
Staples, Inc.	13,484,400	181,095,492

Tobacco—1.8%
Reynolds American, Inc.	3,433,700	152,765,313

Total Common Stock (cost—$6,905,358,009)		8,203,766,075

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

March 31, 2013 (unaudited) (continued)

	Shares	Value*

MUTUAL FUNDS—0.3%

AllianzGI Money Market Fund, Institutional II Class (a) (cost—$25,000,000)	25,000,000	$25,000,000

	Principal Amount (000s)

Repurchase Agreements—1.6%
State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $139,471,155; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $142,262,705 including accrued interest (cost—$139,471,000)	$139,471	139,471,000

Total Investments (cost—$7,069,829,009)—98.6%		8,368,237,075

Other assets less liabilities—1.4%		115,509,021

Net Assets—100.0%		$8,483,746,096

Notes to Schedule of Investments:

(a)	Affiliated security.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—97.1%

Australia—3.0%
Australia & New Zealand Banking Group Ltd. ADR	2,185,800	$65,508,426
Telstra Corp. Ltd. ADR	1,234,600	29,099,522

		94,607,948

Brazil—8.8%
Banco Bradesco S.A. ADR	3,470,060	59,060,421
Cia de Saneamento Basico do Estado de Sao Paulo ADR (b)	2,059,800	98,314,254
Cia Paranaense de Energia, Class P ADR	2,226,221	34,439,639
Petroleo Brasileiro S.A. ADR	1,929,800	31,976,786
Vale S.A. ADR	3,317,100	57,352,659

		281,143,759

Canada—9.1%
Agrium, Inc.	384,300	37,469,250
Magna International, Inc.	602,400	35,360,880
Manulife Financial Corp.	5,144,700	75,729,984
Toronto-Dominion Bank	742,500	61,827,975
Yamana Gold, Inc.	5,291,400	81,222,990

		291,611,079

China—2.9%
China Petroleum & Chemical Corp., Class H	52,011,200	60,993,813
Yanzhou Coal Mining Co., Ltd. ADR	1,946,715	26,650,528
Yanzhou Coal Mining Co., Ltd., Class H	2,634,850	3,575,504

		91,219,845

Denmark—1.7%
Carlsberg A/S, Class B	568,100	55,386,395

France—4.0%
Cap Gemini S.A.	685,153	31,222,143
France Telecom S.A. ADR	3,234,900	32,866,584
Sanofi	632,165	64,471,557

		128,560,284

Germany—3.8%
Deutsche Boerse AG	928,834	56,345,768
Siemens AG	588,343	63,422,605

		119,768,373

Hong Kong—1.0%
Hang Seng Bank Ltd.	1,898,600	30,456,495

India—0.8%
Tata Motors Ltd. ADR	1,051,100	25,657,351

Israel—3.0%
Israel Chemicals Ltd.	2,303,223	29,845,470
Teva Pharmaceutical Industries Ltd. ADR	1,653,100	65,595,008

		95,440,478

	Shares	Value*

Japan—15.8%
Aeon Co., Ltd.	3,868,300	$50,085,002
Fuji Heavy Industries Ltd. ADR	1,919,800	60,780,868
Hitachi Ltd.	9,000,100	52,542,720
KDDI Corp.	1,403,000	58,662,027
Komatsu Ltd.	1,650,400	39,473,046
Mitsui & Co., Ltd. ADR	234,600	65,453,400
Mizuho Financial Group, Inc.	36,462,700	78,241,766
Nitto Denko Corp. ADR	2,029,600	60,908,296
Sega Sammy Holdings, Inc.	1,890,100	37,944,996

		504,092,121

Korea (Republic of)—5.3%
POSCO ADR	985,100	72,611,721
SK Telecom Co., Ltd. ADR	3,423,393	61,176,033
Woori Finance Holdings Co., Ltd. ADR	990,900	33,660,873

		167,448,627

Netherlands—1.9%
Reed Elsevier NV	3,521,996	60,379,941

Norway—3.1%
Seadrill Ltd.	982,571	35,808,182
Statoil ASA ADR	2,586,900	63,689,478

		99,497,660

Singapore—4.3%
Golden Agri-Resources Ltd.	155,334,000	72,689,825
United Overseas Bank Ltd. ADR	1,938,500	63,873,575

		136,563,400

South Africa—2.5%
Sasol Ltd. ADR	1,820,500	80,720,970

Sweden—1.2%
Svenska Cellulosa AB ADR	1,541,200	39,886,256

Switzerland—2.7%
Zurich Insurance Group AG ADR (b)	3,127,700	87,638,154

Taiwan—0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,284,100	22,073,679

Turkey—1.2%
KOC Holding AS ADR	1,291,539	37,480,462

United Kingdom—17.9%
AstraZeneca PLC ADR	2,215,000	110,705,700
BAE Systems PLC ADR	2,324,100	56,103,774
Barclays PLC	7,428,200	33,050,006
Diageo PLC ADR	260,595	32,793,275
HSBC Holdings PLC	5,475,700	58,423,397
Imperial Tobacco Group PLC	1,122,068	39,244,613
Marks & Spencer Group PLC ADR	3,053,300	36,120,539
Rio Tinto PLC ADR	1,513,400	71,250,872
Royal Dutch Shell PLC ADR	1,567,300	102,125,268
Sage Group PLC ADR	1,433,000	30,078,670

		569,896,114

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2013 (unaudited) (continued)

	Shares	Value*

United States—2.4%
Axis Capital Holdings Ltd.	1,227,000	$51,067,740
RenaissanceRe Holdings Ltd.	273,500	25,159,265

		76,227,005

Total Common Stock (cost—$2,748,642,311)		3,095,756,396

	Principal Amount (000s)

Repurchase Agreements—2.3%
State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $74,285,083; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $75,775,419 including accrued interest (cost—$74,285,000)	$74,285	74,285,000

Total Investments (cost—$2,822,927,311) (a)—99.4%		3,170,041,396

Other assets less liabilities—0.6%		18,326,093

Net Assets—100.0%		$3,188,367,489

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $1,012,265,271, representing 31.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of March 31, 2013 were as follows:

Commercial Banks	15.3%
Oil, Gas & Consumable Fuels	11.6%
Metals & Mining	8.8%
Pharmaceuticals	7.6%
Insurance	7.5%
Chemicals	4.0%
Wireless Telecommunication Services	3.7%
Water Utilities	3.1%
Beverages	2.7%
Automobiles	2.7%
Food Products	2.3%
Trading Companies & Distributors	2.1%
Industrial Conglomerates	2.0%
Diversified Telecommunication Services	1.9%
Media	1.9%
Diversified Financial Services	1.8%
Aerospace & Defense	1.8%
Electronic Equipment, Instruments & Components	1.6%
Food & Staples Retailing	1.6%
Household Products	1.2%
Machinery	1.2%
Tobacco	1.2%
Leisure Equipment & Products	1.2%
Holding Companies-Diversified	1.2%
Multiline Retail	1.1%
Energy Equipment & Services	1.1%
Auto Components	1.1%
Electric Utilities	1.1%
IT Services	1.0%
Software	1.0%
Semiconductors & Semiconductor Equipment	0.7%
Repurchase Agreements	2.3%
Other assets less liabilities	0.6%

100.0%

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

March 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—99.5%

Aerospace & Defense—2.8%
Northrop Grumman Corp.	274,000	$19,221,100

Beverages—1.0%
Molson Coors Brewing Co., Class B	146,700	7,178,031

Biotechnology—1.1%
Amgen, Inc.	77,300	7,924,023

Capital Markets—2.2%
Goldman Sachs Group, Inc.	50,100	7,372,215
State Street Corp.	136,900	8,089,421

		15,461,636

Chemicals—1.8%
CF Industries Holdings, Inc.	29,500	5,615,915
PPG Industries, Inc.	49,200	6,589,848

		12,205,763

Commercial Banks—4.9%
Fifth Third Bancorp	435,800	7,107,898
PNC Financial Services Group, Inc.	106,300	7,068,950
Wells Fargo & Co.	549,800	20,337,102

		34,513,950

Communications Equipment—2.9%
Cisco Systems, Inc.	974,600	20,378,886

Consumer Finance—2.1%
SLM Corp.	725,200	14,852,096

Diversified Financial Services—4.7%
Bank of America Corp.	1,079,400	13,147,092
JPMorgan Chase & Co.	415,100	19,700,646

		32,847,738

Diversified Telecommunication Services—2.0%
AT&T, Inc.	389,600	14,294,424

Electric Utilities—3.0%
American Electric Power Co., Inc.	281,200	13,674,756
PPL Corp.	224,100	7,016,571

		20,691,327

Energy Equipment & Services—1.9%
Diamond Offshore Drilling, Inc.	92,000	6,399,520
Ensco PLC, Class A	109,400	6,564,000

		12,963,520

Food & Staples Retailing—4.6%
Kroger Co.	472,000	15,642,080
Walgreen Co.	342,700	16,339,936

		31,982,016

Food Products—2.2%
ConAgra Foods, Inc.	419,200	15,011,552

Health Care Equipment & Supplies—2.0%
Medtronic, Inc.	291,600	13,693,536

	Shares	Value*

Health Care Providers & Services—2.1%
Cigna Corp.	231,500	$14,438,655

Household Products—2.1%
Kimberly-Clark Corp.	149,800	14,677,404

Industrial Conglomerates—2.9%
General Electric Co.	876,400	20,262,368

Insurance—6.2%
Allstate Corp.	449,000	22,032,430
MetLife, Inc.	361,500	13,744,230
Travelers Cos., Inc.	88,900	7,484,491

		43,261,151

Leisure Equipment & Products—1.1%
Mattel, Inc.	174,900	7,658,871

Machinery—1.0%
Parker Hannifin Corp.	75,500	6,914,290

Media—3.3%
CBS Corp., Class B	168,500	7,867,265
Time Warner, Inc.	263,833	15,202,057

		23,069,322

Metals & Mining—1.6%
Freeport-McMoRan Copper & Gold, Inc.	346,200	11,459,220

Multiline Retail—1.0%
Macy’s, Inc.	170,000	7,112,800

Office Electronics—2.0%
Xerox Corp.	1,632,100	14,036,060

Oil, Gas & Consumable Fuels—14.5%
Chesapeake Energy Corp.	342,800	6,996,548
Chevron Corp.	171,100	20,330,102
ConocoPhillips	321,800	19,340,180
Marathon Oil Corp.	407,300	13,734,156
Phillips 66	248,800	17,408,536
Royal Dutch Shell PLC ADR	183,600	11,963,376
Total S.A. ADR	246,900	11,846,262

		101,619,160

Paper & Forest Products—2.1%
International Paper Co.	319,500	14,882,310

Pharmaceuticals—11.0%
AbbVie, Inc.	190,700	7,776,746
AstraZeneca PLC ADR	261,700	13,079,766
Eli Lilly & Co.	136,500	7,751,835
Johnson & Johnson	178,400	14,544,952
Merck & Co., Inc.	295,600	13,074,388
Pfizer, Inc.	722,700	20,857,122

		77,084,809

Real Estate Investment Trust—2.0%
Annaly Capital Management, Inc.	425,500	6,761,195
Kimco Realty Corp.	334,200	7,486,080

		14,247,275

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

March 31, 2013 (unaudited) (continued)

	Shares	Value*

Road & Rail—1.0%
Norfolk Southern Corp.	89,600	$6,906,368

Semiconductors & Semiconductor Equipment—2.0%
Intel Corp.	323,300	7,064,105
KLA-Tencor Corp.	129,700	6,840,378

		13,904,483

Software—2.6%
Microsoft Corp.	629,500	18,009,995

Specialty Retail—0.9%
Staples, Inc.	491,100	6,595,473

Tobacco—0.9%
Altria Group, Inc.	184,100	6,331,199

Total Common Stock (cost—$539,956,935)		695,690,811

	Principal Amount (000s)

Repurchase Agreements—0.5%
State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $3,194,004; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $3,262,334 including accrued interest (cost—$3,194,000)	$3,194	3,194,000

Total Investments (cost—$543,150,935)—100.0%		698,884,811

Other assets less liabilities—0.0%		178,769

Net Assets-100.0%		$699,063,580

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

March 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—98.8%

Aerospace & Defense—2.0%
L-3 Communications Holdings, Inc.	89,100	$7,209,972
Northrop Grumman Corp.	103,000	7,225,450

		14,435,422

Auto Components—2.2%
Cie Generale des Etablissements Michelin ADR	426,400	7,116,616
Magna International, Inc.	145,000	8,511,500

		15,628,116

Beverages—3.2%
Coca-Cola Enterprises, Inc.	207,400	7,657,208
Dr. Pepper Snapple Group, Inc.	173,800	8,159,910
Molson Coors Brewing Co., Class B	150,100	7,344,393

		23,161,511

Capital Markets—4.0%
Ameriprise Financial, Inc.	96,800	7,129,320
Ares Capital Corp.	404,600	7,323,260
Oaktree Capital Group LLC	138,200	7,050,964
Raymond James Financial, Inc.	168,100	7,749,410

		29,252,954

Chemicals—4.3%
Agrium, Inc.	81,200	7,917,000
Albemarle Corp.	120,300	7,521,156
CF Industries Holdings, Inc.	37,526	7,143,825
Eastman Chemical Co.	126,100	8,810,607

		31,392,588

Commercial Banks—7.8%
Banco de Chile ADR	71,135	6,745,021
BB&T Corp.	238,400	7,483,376
Comerica, Inc.	227,100	8,164,245
East West Bancorp, Inc.	326,700	8,386,389
Fifth Third Bancorp	519,200	8,468,152
KeyCorp	886,200	8,826,552
Regions Financial Corp.	978,900	8,017,191

		56,090,926

Commercial Services & Supplies—1.1%
Waste Management, Inc.	200,300	7,853,763

Communications Equipment—1.0%
Harris Corp.	150,400	6,969,536

Computers & Peripherals—1.3%
Seagate Technology PLC	254,600	9,308,176

Construction & Engineering—1.0%
KBR, Inc.	227,500	7,298,200

Consumer Finance—1.2%
Discover Financial Services	195,000	8,743,800

Containers & Packaging—2.0%
Ball Corp.	156,000	7,422,480
Rexam PLC ADR	185,130	7,442,226

		14,864,706

	Shares	Value*

Diversified Financial Services—0.9%
McGraw-Hill Cos., Inc.	121,500	$6,327,720

Electric Utilities—3.9%
American Electric Power Co., Inc.	149,600	7,275,048
Entergy Corp.	101,800	6,437,832
FirstEnergy Corp.	176,600	7,452,520
PPL Corp.	234,500	7,342,195

		28,507,595

Electronic Equipment, Instruments & Components—3.0%
Corning, Inc.	600,100	7,999,333
Jabil Circuit, Inc.	330,800	6,113,184
TE Connectivity Ltd.	175,400	7,354,522

		21,467,039

Energy Equipment & Services—2.0%
Diamond Offshore Drilling, Inc.	96,100	6,684,716
Ensco PLC, Class A	125,600	7,536,000

		14,220,716

Food Products—4.5%
Archer-Daniels-Midland Co.	220,100	7,423,973
Campbell Soup Co.	174,500	7,915,320
ConAgra Foods, Inc.	245,300	8,784,193
Tyson Foods, Inc., Class A	333,800	8,284,916

		32,408,402

Health Care Equipment & Supplies—3.1%
Smith & Nephew PLC ADR	128,200	7,400,986
St. Jude Medical, Inc.	180,600	7,303,464
Zimmer Holdings, Inc.	107,200	8,063,584

		22,768,034

Health Care Providers & Services—5.1%
AmerisourceBergen Corp.	156,700	8,062,215
Cardinal Health, Inc.	170,900	7,112,858
Cigna Corp.	130,500	8,139,285
Quest Diagnostics, Inc.	106,700	6,023,215
Universal Health Services, Inc., Class B	114,800	7,332,276

		36,669,849

Hotels, Restaurants & Leisure—0.9%
Darden Restaurants, Inc.	127,900	6,609,872

Household Products—2.3%
Clorox Co.	101,200	8,959,236
Energizer Holdings, Inc.	76,200	7,599,426

		16,558,662

Insurance—7.4%
Aon PLC	119,200	7,330,800
Assurant, Inc.	161,700	7,278,117
HCC Insurance Holdings, Inc.	193,700	8,141,211
Loews Corp.	196,900	8,677,383
Reinsurance Group of America, Inc.	119,000	7,100,730
Unum Group	261,200	7,378,900
Willis Group Holdings PLC	192,000	7,582,080

		53,489,221

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

March 31, 2013 (unaudited) (continued)

	Shares	Value*

Leisure Equipment & Products—1.1%
Hasbro, Inc.	177,200	$7,786,168

Life Sciences Tools & Services—0.9%
Agilent Technologies, Inc.	160,600	6,740,382

Machinery—4.0%
AGCO Corp.	131,500	6,853,780
Flowserve Corp.	42,900	7,194,759
Parker Hannifin Corp.	81,700	7,482,086
Xylem, Inc.	258,900	7,135,284

		28,665,909

Media—2.1%
Gannett Co., Inc.	350,400	7,663,248
Omnicom Group, Inc.	128,700	7,580,430

		15,243,678

Metals & Mining—5.1%
Franco-Nevada Corp.	165,534	7,556,048
Gold Fields Ltd. ADR	924,600	7,165,650
Silver Wheaton Corp.	246,800	7,737,180
Ternium S.A. ADR	298,500	6,074,475
Yamana Gold, Inc.	537,600	8,252,160

		36,785,513

Multiline Retail—0.9%
Kohl’s Corp.	139,600	6,439,748

Oil, Gas & Consumable Fuels—7.7%
Alliance Resource Partners L.P.	88,747	5,653,184
Canadian Oil Sands Ltd.	343,100	7,072,416
Cimarex Energy Co.	79,300	5,982,392
Energen Corp.	141,100	7,338,611
HollyFrontier Corp.	144,700	7,444,815
Murphy Oil Corp.	148,200	9,444,786
Sunoco Logistics Partners L.P.	58,835	3,847,809
Valero Energy Corp.	202,300	9,202,627

		55,986,640

Paper & Forest Products—1.1%
International Paper Co.	170,000	7,918,600

Professional Services—1.0%
Dun & Bradstreet Corp.	86,600	7,244,090

Real Estate Investment Trust—1.0%
Liberty Property Trust	188,400	7,488,900

Road & Rail—2.1%
CSX Corp.	295,500	7,278,165
Norfolk Southern Corp.	105,000	8,093,400

		15,371,565

Semiconductors & Semiconductor Equipment—2.0%
Avago Technologies Ltd.	202,000	7,255,840
KLA-Tencor Corp.	143,200	7,552,368

		14,808,208

	Shares	Value*

Software—1.0%
CA, Inc.	279,000	$7,022,430

Specialty Retail—1.0%
Advance Auto Parts, Inc.	84,900	7,016,985

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.	115,300	5,763,847

Tobacco—1.7%
Lorillard, Inc.	150,000	6,052,500
Reynolds American, Inc.	149,300	6,642,357

		12,694,857

Wireless Telecommunication Services—1.1%
SK Telecom Co., Ltd. ADR	433,600	7,748,432

Total Common Stock (cost—$549,335,069)		714,752,760

	Principal Amount (000s)

Repurchase Agreements—1.1%
State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $7,899,009; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $8,060,656 including accrued interest (cost—$7,899,000)	$7,899	7,899,000

Total Investments (cost—$557,234,069)—99.9%		722,651,760

Other assets less liabilities—0.1%		415,914

Net Assets—100.0%		$723,067,674

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

March 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—94.1%

Aerospace & Defense—4.1%
Alliant Techsystems, Inc.	1,414,700	$102,466,721
Cubic Corp.	511,879	21,867,471
Curtiss-Wright Corp.	1,895,900	65,787,730
Elbit Systems Ltd.	344,800	14,529,872
Triumph Group, Inc.	1,435,800	112,710,300

		317,362,094

Beverages—0.2%
Cott Corp.	1,715,500	17,360,860

Capital Markets—1.0%
Raymond James Financial, Inc.	1,631,600	75,216,760

Chemicals—6.6%
A Schulman, Inc.	1,151,887	36,353,554
Cabot Corp.	1,872,600	64,042,920
Innophos Holdings, Inc.	1,035,700	56,507,792
Methanex Corp.	2,154,000	87,517,020
NewMarket Corp.	301,000	78,368,360
Olin Corp.	844,400	21,295,768
Quaker Chemical Corp.	504,622	29,782,790
Rentech Nitrogen Partners L.P.	812,629	29,157,128
Sensient Technologies Corp.	1,871,500	73,156,935
Stepan Co.	473,416	29,872,550

		506,054,817

Commercial Banks—8.0%
Bank of Hawaii Corp.	1,470,400	74,711,024
Canadian Western Bank	1,117,345	31,182,488
CapitalSource, Inc.	7,092,200	68,226,964
Cardinal Financial Corp.	885,100	16,091,118
Community Trust Bancorp, Inc.	208,000	7,078,240
First Niagara Financial Group, Inc.	8,603,800	76,229,668
FirstMerit Corp.	1,223,800	20,229,414
Fulton Financial Corp.	6,497,700	76,023,090
Glacier Bancorp, Inc.	105,365	1,999,828
Lakeland Financial Corp.	251,515	6,712,935
Old National Bancorp	2,664,100	36,631,375
Prosperity Bancshares, Inc.	1,526,100	72,321,879
Susquehanna Bancshares, Inc.	4,777,000	59,378,110
Tompkins Financial Corp.	185,800	7,855,624
Trustmark Corp.	2,170,265	54,278,328
WesBanco, Inc.	341,049	8,168,124

		617,118,209

Commercial Services & Supplies—1.6%
ABM Industries, Inc.	726,800	16,164,032
Brink’s Co.	2,082,300	58,845,798
Ennis, Inc.	364,781	5,497,250
UniFirst Corp.	404,500	36,607,250
United Stationers, Inc.	75,500	2,918,075

		120,032,405

Computers & Peripherals—0.8%
Diebold, Inc.	2,087,255	63,285,572

	Shares	Value*

Construction & Engineering—1.1%
Great Lakes Dredge & Dock Corp.	1,694,200	$11,401,966
KBR, Inc.	2,265,900	72,690,072

		84,092,038

Consumer Finance—1.0%
Cash America International, Inc. (a)	1,517,791	79,638,494

Containers & Packaging—2.3%
Rock-Tenn Co., Class A	842,600	78,184,854
Silgan Holdings, Inc.	378,300	17,874,675
Sonoco Products Co.	2,394,650	83,788,803

		179,848,332

Diversified Consumer Services—0.4%
Hillenbrand, Inc.	1,357,400	34,315,072

Diversified Telecommunication Services—0.5%
Manitoba Telecom Services, Inc.	1,130,600	36,727,666

Electric Utilities—1.9%
El Paso Electric Co.	1,089,865	36,673,957
Great Plains Energy, Inc.	1,707,000	39,585,330
IDACORP, Inc.	719,834	34,746,387
Portland General Electric Co.	1,045,900	31,722,147

		142,727,821

Electrical Equipment—1.2%
Belden, Inc.	1,805,455	93,251,751

Electronic Equipment, Instruments & Components—1.0%
AVX Corp.	1,281,500	15,249,850
Jabil Circuit, Inc.	3,251,000	60,078,480

		75,328,330

Energy Equipment & Services—2.7%
Bristow Group, Inc.	1,572,100	103,664,274
Ensign Energy Services, Inc.	913,100	15,568,137
Precision Drilling Corp.	1,239,800	11,443,354
Tidewater, Inc.	1,542,000	77,871,000

		208,546,765

Food & Staples Retailing—2.3%
Andersons, Inc. (a)	1,100,712	58,910,106
Casey’s General Stores, Inc.	601,209	35,050,485
Harris Teeter Supermarkets, Inc.	1,594,800	68,113,908
Weis Markets, Inc.	310,600	12,641,420

		174,715,919

Food Products—2.4%
Cal-Maine Foods, Inc. (a)	1,123,700	47,824,672
Fresh Del Monte Produce, Inc.	902,900	24,360,242
Ingredion, Inc.	1,517,900	109,774,528

		181,959,442

Gas Utilities—1.7%
Suburban Propane Partners L.P.	792,500	35,266,250
UGI Corp.	2,529,600	97,111,344

		132,377,594

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

March 31, 2013 (unaudited) (continued)

	Shares	Value*

Health Care Equipment & Supplies—3.8%
Cooper Cos., Inc.	1,016,700	$109,681,596
STERIS Corp.	2,203,300	91,679,313
Teleflex, Inc.	1,115,000	94,228,650

		295,589,559

Health Care Providers & Services—1.1%
Ensign Group, Inc.	150,879	5,039,359
Owens & Minor, Inc.	2,420,900	78,824,504

		83,863,863

Hotels, Restaurants & Leisure—2.2%
Bob Evans Farms, Inc.	264,255	11,262,548
Cracker Barrel Old Country Store, Inc.	788,700	63,766,395
International Game Technology	5,554,100	91,642,650

		166,671,593

Household Durables—1.0%
Harman International Industries, Inc.	1,738,125	77,572,519

Insurance—3.0%
American Financial Group, Inc.	1,818,000	86,136,840
Amtrust Financial Services, Inc.	1,289,830	44,692,609
First American Financial Corp.	3,099,200	79,246,544
Montpelier Re Holdings Ltd.	815,078	21,232,782

		231,308,775

Internet Software & Services—0.7%
j2 Global, Inc.	1,305,961	51,206,731

IT Services—0.3%
Broadridge Financial Solutions, Inc.	827,799	20,562,527

Leisure Equipment & Products—0.5%
Sturm Ruger & Co., Inc.	738,700	37,474,251

Life Sciences Tools & Services—1.1%
PerkinElmer, Inc.	2,610,672	87,823,006

Machinery—7.3%
Barnes Group, Inc.	2,115,200	61,192,736
Crane Co.	1,652,700	92,319,822
ITT Corp.	2,808,407	79,843,011
Kennametal, Inc.	2,037,800	79,555,712
Standex International Corp.	229,074	12,649,466
Titan International, Inc. (a)	2,677,800	56,448,024
Trinity Industries, Inc.	1,490,735	67,575,018
Valmont Industries, Inc.	700,700	110,199,089

		559,782,878

Media—2.3%
Cinemark Holdings, Inc.	3,214,000	94,620,160
Meredith Corp. (a)	2,057,827	78,732,461

		173,352,621

	Shares	Value*

Metals & Mining—3.8%
AMCOL International Corp.	628,204	$18,965,479
Commercial Metals Co.	4,446,900	70,483,365
HudBay Minerals, Inc.	6,498,764	62,502,263
Royal Gold, Inc.	1,044,755	74,208,948
Steel Dynamics, Inc.	4,219,200	66,958,704

		293,118,759

Multi-Utilities—0.4%
Avista Corp.	1,137,500	31,167,500

Oil, Gas & Consumable Fuels—10.2%
Alliance Resource Partners L.P.	651,500	41,500,550
Berry Petroleum Co., Class A	2,100,900	97,250,661
Buckeye Partners L.P.	1,005,100	61,471,916
Calumet Specialty Products Partners L.P.	704,500	26,242,625
Cimarex Energy Co.	1,023,900	77,243,016
CVR Energy, Inc.	1,873,420	96,705,940
Delek U.S. Holdings, Inc.	260,200	10,267,492
Energen Corp.	1,492,600	77,630,126
Pioneer Southwest Energy Partners L.P.	744,100	18,178,363
Ship Finance International Ltd.	3,084,462	54,409,910
Sunoco Logistics Partners L.P.	619,338	40,504,705
Transmontaigne Partners L.P.	435,500	22,097,270
Western Refining, Inc.	1,798,800	63,695,508
World Fuel Services Corp.	2,476,473	98,365,508

		785,563,590

Paper & Forest Products—1.1%
Buckeye Technologies, Inc.	1,347,500	40,357,625
Domtar Corp.	262,200	20,351,964
Neenah Paper, Inc.	751,213	23,107,312

		83,816,901

Real Estate Investment Trust—5.4%
American Realty Capital Properties, Inc.	4,608,700	67,655,716
Franklin Street Properties Corp.	2,581,800	37,745,916
Hatteras Financial Corp.	1,369,800	37,573,614
Omega Healthcare Investors, Inc.	2,817,300	85,533,228
PS Business Parks, Inc.	657,400	51,882,008
Retail Properties of America, Inc., Class A	3,704,101	54,820,695
Starwood Property Trust, Inc.	2,933,200	81,425,632

		416,636,809

Road & Rail—0.7%
Werner Enterprises, Inc.	2,251,841	54,359,442

Software—0.6%
Fair Isaac Corp.	1,074,437	49,091,026

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

March 31, 2013 (unaudited) (continued)

	Shares	Value*

Specialty Retail—2.8%
Aaron’s, Inc.	2,191,500	$62,852,220
Buckle, Inc.	1,542,117	71,939,758
Group 1 Automotive, Inc.	1,065,901	64,028,673
Rent-A-Center, Inc.	381,798	14,103,618

		212,924,269

Textiles, Apparel & Luxury Goods—1.3%
True Religion Apparel, Inc.	924,986	24,151,384
Wolverine World Wide, Inc.	1,735,264	76,993,664

		101,145,048

Thrifts & Mortgage Finance—1.3%
Home Loan Servicing Solutions Ltd.	2,111,547	49,262,391
Washington Federal, Inc.	2,938,600	51,425,500

		100,687,891

Tobacco—1.0%
Universal Corp. (a)	1,317,000	73,804,680

Trading Companies & Distributors—1.4%
Applied Industrial Technologies, Inc.	559,000	25,155,000
TAL International Group, Inc.	1,036,700	46,972,877
Textainer Group Holdings Ltd.	813,572	32,176,773

		104,304,650

Total Common Stock (cost—$5,165,949,388)		7,231,788,829

MUTUAL FUNDS—1.0%

AllianzGI Money Market Fund, Institutional II Class (a)	25,000,000	25,000,000
Central Fund of Canada Ltd., Class A	2,848,100	55,167,697

Total Mutual Funds (cost—$60,006,745)		80,167,697

	Principal Amount (000s)	Value*

Repurchase Agreements—4.7%
State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $363,291,404; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $370,560,443 including accrued interest (cost—$363,291,000)	$363,291	$363,291,000

Total Investments (cost—$5,589,247,133)—99.8%		7,675,247,526

Other assets less liabilities—0.2%		13,570,402

Net Assets—100.0%		$7,688,817,928

Notes to Schedule of Investments:

(a)	Affiliated security.

Schedule of Investments

AllianzGI Opportunity Fund

March 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—94.6%

Auto Components—1.3%
Tenneco, Inc. (a)	43,870	$1,724,530

Automobiles—2.6%
Tesla Motors, Inc. (a)	89,365	3,386,040

Biotechnology—6.6%
Amarin Corp. PLC ADR (a)	379,920	2,815,207
Ariad Pharmaceuticals, Inc. (a)	119,765	2,166,549
Cubist Pharmaceuticals, Inc. (a)	23,386	1,094,933
Merrimack Pharmaceuticals, Inc. (a)	203,955	1,244,125
Myriad Genetics, Inc. (a)	51,920	1,318,768

		8,639,582

Building Products—1.3%
American Woodmark Corp. (a)	50,885	1,731,617

Capital Markets—3.7%
Financial Engines, Inc.	26,490	959,468
WisdomTree Investments, Inc. (a)	365,900	3,805,360

		4,764,828

Chemicals—1.2%
American Vanguard Corp.	51,420	1,570,367

Commercial Services & Supplies—1.7%
InnerWorkings, Inc. (a)	73,090	1,106,583
Mobile Mini, Inc. (a)	39,721	1,168,989

		2,275,572

Communications Equipment—1.7%
Aruba Networks, Inc. (a)	45,450	1,124,433
Finisar Corp. (a)	86,225	1,137,308

		2,261,741

Construction & Engineering—1.9%
MasTec, Inc. (a)	84,765	2,470,900

Consumer Finance—2.1%
Encore Capital Group, Inc. (a)	91,158	2,743,856

Diversified Consumer Services—1.7%
American Public Education, Inc. (a)	62,595	2,183,939

Diversified Financial Services—1.0%
PHH Corp. (a)	60,850	1,336,266

Diversified Telecommunication Services—1.3%
Cogent Communications Group, Inc.	63,713	1,682,023

Electrical Equipment—2.2%
Polypore International, Inc. (a)	70,725	2,841,730

Electronic Equipment, Instruments & Components—2.8%
IPG Photonics Corp.	55,124	3,660,785

Energy Equipment & Services—0.9%
Lufkin Industries, Inc.	17,510	1,162,489

	Shares	Value*

Food Products—0.5%
Boulder Brands, Inc. (a)	68,160	$612,077

Health Care Equipment & Supplies—4.6%
Align Technology, Inc. (a)	100,052	3,352,743
Insulet Corp. (a)	56,900	1,471,434
Spectranetics Corp. (a)	61,985	1,148,582

		5,972,759

Health Care Providers & Services—1.0%
WellCare Health Plans, Inc. (a)	22,070	1,279,177

Health Care Technology—1.0%
Medidata Solutions, Inc. (a)	22,840	1,324,263

Household Durables—4.6%
M/I Homes, Inc. (a)	45,030	1,100,984
SodaStream International Ltd. (a)	56,875	2,823,275
TRI Pointe Homes, Inc. (a)	105,575	2,127,336

		6,051,595

Internet Software & Services—4.5%
Constant Contact, Inc. (a)	149,580	1,941,548
DealerTrack Holdings, Inc. (a)	38,005	1,116,587
ExactTarget, Inc. (a)	65,141	1,515,831
Internap Network Services Corp. (a)	140,967	1,318,042

		5,892,008

IT Services—3.2%
InterXion Holding NV (a)	40,705	985,875
Lender Processing Services, Inc.	127,645	3,249,842

		4,235,717

Machinery—5.2%
Manitowoc Co., Inc.	58,150	1,195,564
Proto Labs, Inc. (a)	42,735	2,098,288
RBC Bearings, Inc. (a)	18,100	915,136
Wabash National Corp. (a)	255,469	2,595,565

		6,804,553

Media—0.4%
Pandora Media, Inc. (a)	36,090	511,034

Metals & Mining—5.5%
Globe Specialty Metals, Inc.	116,975	1,628,292
Haynes International, Inc.	24,011	1,327,808
Horsehead Holding Corp. (a)	155,081	1,687,281
Materion Corp.	35,464	1,010,724
Walter Energy, Inc.	51,545	1,469,033

		7,123,138

Oil, Gas & Consumable Fuels—8.3%
Carrizo Oil & Gas, Inc. (a)	40,175	1,035,310
Comstock Resources, Inc. (a)	228,072	3,706,170
Goodrich Petroleum Corp. (a)	202,960	3,176,324
Scorpio Tankers, Inc. (a)	328,738	2,932,343

		10,850,147

Schedule of Investments

AllianzGI Opportunity Fund

March 31, 2013 (unaudited) (continued)

	Shares	Value*

Personal Products—1.0%
Medifast, Inc. (a)	56,550	$1,296,126

Pharmaceuticals—1.0%
Salix Pharmaceuticals Ltd. (a)	24,960	1,277,453

Professional Services—4.4%
Acacia Research Corp. (a)	125,508	3,786,576
FTI Consulting, Inc. (a)	52,532	1,978,355

		5,764,931

Road & Rail—1.5%
Celadon Group, Inc.	46,409	968,092
Swift Transportation Co. (a)	67,485	956,937

		1,925,029

Semiconductors & Semiconductor Equipment—3.1%
Cavium, Inc. (a)	78,695	3,054,153
Power Integrations, Inc.	22,615	981,717

		4,035,870

Software—4.9%
BroadSoft, Inc. (a)	41,541	1,099,591
CommVault Systems, Inc. (a)	12,690	1,040,326
Jive Software, Inc. (a)	97,465	1,481,468
QLIK Technologies, Inc. (a)	56,405	1,456,941
Sourcefire, Inc. (a)	22,465	1,330,602

		6,408,928

Specialty Retail—1.6%
Francesca’s Holdings Corp. (a)	73,065	2,094,043

Textiles, Apparel & Luxury Goods—0.7%
Steven Madden Ltd. (a)	21,110	910,685

Thrifts & Mortgage Finance—1.4%
Nationstar Mortgage Holdings, Inc. (a)	47,795	1,763,635

Trading Companies & Distributors—2.2%
H&E Equipment Services, Inc.	66,230	1,351,092
Titan Machinery, Inc. (a)	57,115	1,584,941

		2,936,033

Total Common Stock (cost—$100,201,284)		123,505,466

	Principal Amount (000s)	Value*

Repurchase Agreements—4.4%
State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $5,750,006; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $5,868,263 including accrued interest (cost—$5,750,000)	$5,750	$5,750,000

Total Investments (cost—$105,951,284)—99.0%		129,255,466

Other assets less liabilities—1.0%		1,361,611

Net Assets—100.0%		$130,617,077

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Technology Fund

March 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—100.8%

Automobiles—2.0%
Tesla Motors, Inc. (d)	455,690	$17,266,094
Toyota Motor Corp. ADR	17,600	1,806,464

		19,072,558

Chemicals—0.8%
Monsanto Co.	100	10,563
Nitto Denko Corp.	120,600	7,261,599
Wacker Chemie AG	100	7,169

		7,279,331

Communications Equipment—11.3%
Aruba Networks, Inc. (d)	455,365	11,265,730
Ciena Corp. (d)	100	1,601
Cisco Systems, Inc.	2,084,085	43,578,217
F5 Networks, Inc. (d)	100	8,908
JDS Uniphase Corp. (d)	100	1,337
Juniper Networks, Inc. (d)	100	1,854
Motorola Solutions, Inc.	171,603	10,987,740
Palo Alto Networks, Inc. (d)	117,020	6,623,332
QUALCOMM, Inc.	240,890	16,127,586
Telefonaktiebolaget LM Ericsson ADR	1,411,725	17,787,735

		106,384,040

Computers & Peripherals—11.5%
Apple, Inc. (b)	71,500	31,648,045
Asustek Computer, Inc.	971,000	11,602,407
Catcher Technology Co., Ltd.	1,000	4,512
EMC Corp. (b)(d)	100	2,389
Fusion-io, Inc. (d)	584,610	9,570,066
Lenovo Group Ltd.	10,156,000	10,116,454
NEC Corp.	1,444,000	3,855,293
NetApp, Inc. (d)	100	3,416
SanDisk Corp. (d)	580,080	31,904,400
Seagate Technology PLC	83,600	3,056,416
Western Digital Corp.	129,280	6,500,198

		108,263,596

Construction & Engineering—2.1%
Quanta Services, Inc. (d)	696,565	19,907,828

Diversified Telecommunication Services—0.0%
Verizon Communications, Inc.	100	4,915

Electronic Equipment, Instruments & Components—1.3%
E Ink Holdings, Inc.	1,000	774
Hirose Electric Co., Ltd.	37,000	4,882,850
IPG Photonics Corp.	100	6,641
Keyence Corp.	13,800	4,239,893
LG Display Co., Ltd. (d)	1,000	29,243
Omron Corp.	96,000	2,428,336
Samsung Electro-Mechanics Co., Ltd.	170	15,324
TPK Holding Co., Ltd.	18,000	360,363

		11,963,424

	Shares	Value*

Health Care Technology—0.1%
athenahealth, Inc. (d)	100	$9,704
Cerner Corp. (d)	9,090	861,277

		870,981

Internet & Catalog Retail—9.3%
Amazon.com, Inc. (b)(d)	141,095	37,600,407
Ctrip.com International Ltd. ADR (d)	258,900	5,535,282
Netflix, Inc. (d)	65,555	12,416,773
priceline.com, Inc. (d)	26,865	18,481,239
TripAdvisor, Inc. (d)	181,430	9,528,704
Vipshop Holdings Ltd. ADR (d)	122,439	3,718,472

		87,280,877

Internet Software & Services—16.7%
Akamai Technologies, Inc. (d)	100	3,529
Angie’s List, Inc. (d)	410,200	8,105,552
Cornerstone OnDemand, Inc. (d)	1,000	34,100
eBay, Inc. (d)	627,855	34,042,298
ExactTarget, Inc. (d)	52,000	1,210,040
Google, Inc., Class A (b)(d)	76,390	60,655,952
LinkedIn Corp., Class A (d)	52,870	9,308,292
Mail.ru Group Ltd. GDR	100	2,770
NetEase, Inc. ADR	316,215	17,319,096
Phoenix New Media Ltd. ADR (d)	232,200	965,952
Qihoo 360 Technology Co., Ltd. ADR (d)	228,030	6,756,529
Rackspace Hosting, Inc. (d)	24,365	1,229,945
Renren, Inc. ADR (d)	3,417	9,875
Yahoo!, Inc. (d)	316,000	7,435,480
Yandex NV, Class A (d)	423,000	9,779,760
Yelp, Inc. (d)	5,450	129,219

		156,988,389

IT Services—6.7%
Cognizant Technology Solutions Corp., Class A (d)	137,860	10,561,455
Computer Sciences Corp.	211,280	10,401,314
Fiserv, Inc. (d)	44,900	3,943,567
Mastercard, Inc., Class A	15,160	8,203,531
Tata Consultancy Services Ltd.	1,000	28,965
Visa, Inc., Class A (b)	147,185	24,997,900
Western Union Co.	306,200	4,605,248

		62,741,980

Media—0.9%
Comcast Corp., Class A	100	4,201
Pandora Media, Inc. (d)	606,695	8,590,801

		8,595,002

Professional Services—0.3%
51job, Inc. ADR (d)	50,345	2,990,996

Real Estate Investment Trust—0.0%
American Tower Corp.	290	22,307

Schedule of Investments

AllianzGI Technology Fund

March 31, 2013 (unaudited) (continued)

	Shares	Value*

Semiconductors & Semiconductor Equipment—18.4%
Advanced Micro Devices, Inc. (d)	100	$255
Aixtron SE N.A. (c)	1,000	14,615
Analog Devices, Inc. (b)	224,740	10,448,163
Applied Materials, Inc.	1,571,655	21,185,909
ASML Holding NV	4,750	323,047
Atmel Corp. (d)	100	696
Avago Technologies Ltd.	134,600	4,834,832
Broadcom Corp., Class A	3,535	122,558
Cree, Inc. (d)	79,270	4,336,862
Cypress Semiconductor Corp. (d)	100	1,103
Epistar Corp. (d)	4,000	7,175
Freescale Semiconductor Ltd. (d)	642,345	9,564,517
Intel Corp.	100	2,185
KLA-Tencor Corp.	63,500	3,348,990
Lam Research Corp. (d)	272,000	11,277,120
Marvell Technology Group Ltd.	164,720	1,742,738
Maxim Integrated Products, Inc.	244,695	7,989,292
MediaTek, Inc.	1,284,000	14,674,489
Microchip Technology, Inc.	270,300	9,936,228
Micron Technology, Inc. (d)	2,491,522	24,865,390
NXP Semiconductor NV (d)	91,715	2,775,296
ON Semiconductor Corp. (d)	811,850	6,722,118
Samsung Electronics Co., Ltd.	1,945	2,651,092
SK Hynix, Inc. (d)	100	2,648
Skyworks Solutions, Inc. (d)	71,155	1,567,545
SMA Solar Technology AG	700	16,749
SunPower Corp. (d)	391,700	4,520,218
Taiwan Semiconductor Manufacturing Co., Ltd.	1,000	3,349
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,000	17,190
Texas Instruments, Inc.	182,700	6,482,196
Tokyo Electron Ltd.	110,500	4,714,403
Veeco Instruments, Inc. (d)	100	3,833
Xilinx, Inc.	492,100	18,783,457

		172,936,258

Software—19.4%
Activision Blizzard, Inc.	100	1,457
Adobe Systems, Inc. (d)	231,565	10,075,393
Aspen Technology, Inc. (d)	764,630	24,689,903
Citrix Systems, Inc. (d)	100	7,216
Fortinet, Inc. (d)	667,975	15,817,648
Intuit, Inc. (b)	179,332	11,773,146
Microsoft Corp.	907,950	25,976,450
NetSuite, Inc. (d)	100	8,006
Oracle Corp. (b)	871,425	28,181,884
QLIK Technologies, Inc. (d)	302,625	7,816,804
Red Hat, Inc. (d)	100	5,056
Salesforce.com, Inc. (d)	221,510	39,612,633
Symantec Corp. (d)	520,310	12,841,251
TIBCO Software, Inc. (b)(d)	100	2,022
Workday, Inc., Class A (d)	96,875	5,970,406

		182,779,275

Total Common Stock (cost—$773,234,927)		948,081,757

	Shares	Value*

EXCHANGE-TRADED FUNDS—0.0%

iShares FTSE A50 China Index	1,000	$1,345
iShares MSCI Emerging Markets Index	100	4,278

Total Exchange-Traded Funds (cost—$5,747)		5,623

	Principal Amount (000s)

Repurchase Agreements—0.7%
State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $6,240,007; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $6,367,131 including accrued interest (cost—$6,240,000)	$6,240	6,240,000

	Contracts

OPTIONS PURCHASED—0.1%

Call Options—0.1%
Intuit, Inc. (d)(e) strike price $67.50, expires 1/17/15 (cost—$796,800)	1,600	1,072,000

Total Investments, before options written and securities sold short (cost—$780,277,474)—101.6%		955,399,380

OPTIONS WRITTEN (d)(e)—(1.7)%

Call Options—(1.1)%
Apple, Inc.
strike price $430, expires 7/20/13	715	(2,398,825)
Ctrip.com International Ltd.
strike price $20, expires 6/22/13	2,589	(569,580)
Facebook, Inc.
strike price $32, expires 6/22/13	11,048	(220,960)
Micron Technology, Inc.
strike price $10, expires 7/20/13	23,930	(2,201,560)
Motorola Solutions, Inc.
strike price $60, expires 7/20/13	1,030	(515,000)
Netflix, Inc.
strike price $185, expires 9/21/13	567	(1,706,670)
Pandora Media, Inc.
strike price $14, expires 9/21/13	3,583	(797,217)
Tesla Motors, Inc.
strike price $41, expires 9/21/13	3,426	(805,110)
Workday, Inc.
strike price $55, expires 6/22/13	901	(770,355)

		(9,985,277)

Schedule of Investments

AllianzGI Technology Fund

March 31, 2013 (unaudited) (continued)

	Contracts	Value*

Put Options—(0.6)%
Facebook, Inc.
strike price $25, expires 9/21/13	13,400	$(2,840,800)
Intuit, Inc.
strike price $55, expires 1/17/15	1,600	(664,000)
SINA Corp.
strike price $40, expires 1/18/14	1,560	(479,700)
strike price $45, expires 1/18/14	840	(445,200)
Tesla Motors, Inc.
strike price $31, expires 9/21/13	4,500	(1,293,750)

		(5,723,450)

Total Options Written (premiums received—$18,397,870)		(15,708,727)

	Shares

SECURITIES SOLD SHORT—(0.6)%

Common Stock—(0.6)%

Communications Equipment—(0.0)%
Nokia Oyj ADR	9,770	(32,045)

Electrical Equipment—(0.0)%
Nidec Corp.	1,000	(59,944)

Electronic Equipment, Instruments & Components—(0.0)%
AU Optronics Corp. ADR (d)	6,400	(27,520)
Corning, Inc.	4,005	(53,387)

		(80,907)

Internet Software & Services—(0.6)%
Facebook, Inc., Class A (d)	163,725	(4,188,086)
Tencent Holdings Ltd.	43,100	(1,378,536)

		(5,566,622)

Software—(0.0)%
VMware, Inc., Class A (d)	2,975	(234,668)

Total Securities Sold Short (proceeds received—$5,948,648)		(5,974,186)

Total Investments, net of options written and securities sold short (cost—$755,930,956) (a)—99.3%		933,716,467

Other assets less other liabilities—0.7%		6,305,679

Net Assets—100.0%		$940,022,146

Notes to Schedule of Investments:

(a)	Securities (net of securities sold short) with an aggregate value of $65,479,222, representing 7.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short and options written.
(c)	Affiliated security.
(d)	Non-income producing.
(e)	Exchange traded—Chicago Board Options Exchange.

Schedule of Investments

AllianzGI Technology Fund

March 31, 2013 (unaudited) (continued)

(f)	Transactions in options written for the nine months ended March 31, 2013:

	Contracts	Premiums
Options outstanding, June 30, 2012	125,177	$26,160,819
Options written	95,302	28,461,589
Options terminated in closing transactions	(37,062)	(17,612,617)
Options expired	(94,198)	(15,580,985)
Options exercised	(19,530)	(3,030,936)

Options outstanding, March 31, 2013	69,689	$18,397,870

Glossary:

ADR—American Depositary Receipt

FTSE—Financial Times Stock Exchange

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI U.S. Managed Volatility Fund

March 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—96.7%

Beverages—3.9%
PepsiCo, Inc.	23,200	$1,835,352

Chemicals—0.3%
Sherwin-Williams Co.	800	135,112

Commercial Banks—0.3%
Regions Financial Corp.	18,600	152,334

Commercial Services & Supplies—1.1%
Waste Connections, Inc.	14,400	518,112

Construction & Engineering—0.4%
AECOM Technology Corp. (a)	5,900	193,520

Diversified Financial Services—0.3%
CBOE Holdings, Inc.	3,800	140,372

Diversified Telecommunication Services—5.4%
AT&T, Inc.	28,000	1,027,320
CenturyLink, Inc.	20,500	720,165
Verizon Communications, Inc.	16,600	815,890

		2,563,375

Electric Utilities—8.4%
Duke Energy Corp.	6,599	479,021
Exelon Corp.	9,100	313,768
PPL Corp.	52,900	1,656,299
Southern Co.	32,400	1,520,208

		3,969,296

Food & Staples Retailing—3.9%
Wal-Mart Stores, Inc.	24,300	1,818,369

Food Products—13.5%
Campbell Soup Co.	32,900	1,492,344
Dean Foods Co. (a)	10,400	188,552
General Mills, Inc.	37,900	1,868,849
Hershey Co.	11,100	971,583
HJ Heinz Co.	9,800	708,246
Kellogg Co.	13,500	869,805
Mead Johnson Nutrition Co.	3,600	278,820

		6,378,199

Health Care Equipment & Supplies—1.0%
Abbott Laboratories	13,900	490,948

Health Care Providers & Services—1.8%
Catamaran Corp. (a)	2,600	137,878
Community Health Systems, Inc.	15,300	725,067

		862,945

Hotels, Restaurants & Leisure—1.3%
McDonald’s Corp.	6,100	608,109

Household Durables—0.8%
Lennar Corp., Class A	8,700	360,876

	Shares	Value*

Household Products—6.9%
Clorox Co.	9,800	$867,594
Kimberly-Clark Corp.	13,900	1,361,922
Procter & Gamble Co.	13,500	1,040,310

		3,269,826

Insurance—14.6%
Alleghany Corp. (a)	500	197,960
Allstate Corp.	19,200	942,144
American National Insurance Co.	9,600	833,952
Arch Capital Group Ltd. (a)	15,300	804,321
Erie Indemnity Co., Class A	4,700	354,991
Everest Re Group Ltd.	1,600	207,776
Markel Corp. (a)	700	352,450
PartnerRe Ltd.	4,300	400,373
RenaissanceRe Holdings Ltd.	8,300	763,517
Validus Holdings Ltd.	17,700	661,449
White Mountains Insurance Group Ltd.	2,400	1,361,088

		6,880,021

Internet & Catalog Retail—0.3%
Expedia, Inc.	2,100	126,021

Internet Software & Services—0.3%
Facebook, Inc., Class A (a)	5,900	150,922

IT Services—2.2%
Alliance Data Systems Corp. (a)	1,600	259,024
Amdocs Ltd.	14,200	514,750
Visa, Inc., Class A	1,600	271,744

		1,045,518

Life Sciences Tools & Services—0.3%
Covance, Inc. (a)	1,700	126,344

Machinery—0.4%
Oshkosh Corp. (a)	4,300	182,707

Media—0.8%
Morningstar, Inc.	5,700	398,544

Multi-Utilities—4.8%
Consolidated Edison, Inc.	21,000	1,281,630
Dominion Resources, Inc.	12,700	738,886
PG&E Corp.	5,600	249,368

		2,269,884

Multiline Retail—3.9%
Dollar General Corp. (a)	22,300	1,127,934
Macy’s, Inc.	6,900	288,696
Target Corp.	6,300	431,235

		1,847,865

Oil, Gas & Consumable Fuels—0.7%
HollyFrontier Corp.	3,000	154,350
Tesoro Corp.	3,200	187,360

		341,710

Pharmaceuticals—2.3%
AbbVie, Inc.	13,900	566,842
Johnson & Johnson	6,300	513,639

		1,080,481

Schedule of Investments

AllianzGI U.S. Managed Volatility Fund

March 31, 2013 (unaudited) (continued)

	Shares	Value*
Professional Services—0.6%
Verisk Analytics, Inc., Class A (a)	4,500	$277,335

Real Estate Investment Trust—8.6%
American Capital Agency Corp.	30,900	1,012,902
Annaly Capital Management, Inc.	96,300	1,530,207
Essex Property Trust, Inc.	800	120,464
Extra Space Storage, Inc.	7,300	286,671
Hatteras Financial Corp.	29,600	811,928
Home Properties, Inc.	4,700	298,074

		4,060,246

Software—0.4%
Zynga, Inc., Class A (a)	61,100	205,296

Specialty Retail—3.9%
American Eagle Outfitters, Inc.	6,900	129,030
AutoZone, Inc. (a)	1,400	555,478
Gap, Inc.	9,800	346,920
Home Depot, Inc.	4,100	286,098
Ross Stores, Inc.	3,400	206,108
TJX Cos., Inc.	6,500	303,875

		1,827,509

Thrifts & Mortgage Finance—3.3%
Capitol Federal Financial, Inc.	128,600	1,552,202

Total Common Stock (cost—$42,325,478)		45,669,350

	Principal Amount (000s)

Repurchase Agreements—3.1%
State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $1,476,002; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $1,509,732 including accrued interest (cost—$1,476,000)	$1,476	1,476,000

Total Investments (cost—$43,801,478)—99.8%		47,145,350

Other assets less liabilities—0.2%		84,663

Net Assets—100.0%		$47,230,013

Notes to Schedule of Investments:

(a)	Non—income producing.

Schedule of Investments

AllianzGI Wellness Fund

March 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—96.6%

Biotechnology—20.0%
Actelion Ltd. (d)	20,180	$1,097,302
Alexion Pharmaceuticals, Inc. (d)	40,000	3,685,600
Biogen Idec, Inc. (d)	15,985	3,083,666
Celgene Corp. (d)	5,975	692,562
Genomic Health, Inc. (d)	22,635	640,118
Gilead Sciences, Inc. (d)	106,990	5,235,021
Isis Pharmaceuticals, Inc. (d)	91,200	1,544,928
Medivation, Inc. (d)	28,100	1,314,237
Onyx Pharmaceuticals, Inc. (d)	15,270	1,356,892
Protalix BioTherapeutics, Inc. (c)(d)	264,365	1,451,364
Seattle Genetics, Inc. (d)	52,950	1,880,255
Vertex Pharmaceuticals, Inc. (d)	90,900	4,997,682

		26,979,627

Food & Staples Retailing—4.0%
CVS Caremark Corp.	38,300	2,106,117
Walgreen Co.	68,690	3,275,139

		5,381,256

Food Products—0.6%
SunOpta, Inc. (d)	122,655	883,116

Health Care Equipment & Supplies—10.8%
Boston Scientific Corp. (d)	271,300	2,118,853
Cie Generale d’Optique Essilor International S.A.	15,010	1,670,257
Cooper Cos., Inc.	25,230	2,721,812
Covidien PLC	30,550	2,072,512
HeartWare International, Inc. (d)	20,705	1,830,943
Medtronic, Inc.	45,300	2,127,288
Sirona Dental Systems, Inc. (d)	27,520	2,029,050

		14,570,715

Health Care Providers & Services—16.1%
Acadia Healthcare Co., Inc. (d)	57,915	1,702,122
DaVita HealthCare Partners, Inc. (d)	16,990	2,014,844
Fresenius SE & Co. KGaA (c)	20,355	2,515,006
HCA Holdings, Inc.	79,000	3,209,770
Health Management Associates, Inc., Class A (d)	318,825	4,103,278
MEDNAX, Inc. (d)	22,985	2,060,146
Team Health Holdings, Inc. (d)	111,800	4,067,284
Universal Health Services, Inc., Class B	32,265	2,060,765

		21,733,215

Health Care Technology—6.0%
Allscripts Healthcare Solutions, Inc. (d)	200,000	2,718,000
Cerner Corp. (d)	23,785	2,253,628
HMS Holdings Corp. (d)	60,725	1,648,684
Vocera Communications, Inc. (d)	63,045	1,450,035

		8,070,347

Life Sciences Tools & Services—1.8%
Illumina, Inc. (d)	44,145	2,383,830

	Shares	Value*

Pharmaceuticals—32.7%
Allergan, Inc.	48,900	$5,458,707
Astellas Pharma, Inc.	24,200	1,305,998
Bayer AG	20,845	2,154,247
Eli Lilly & Co.	91,180	5,178,112
Merck & Co., Inc.	135,185	5,979,233
Novo Nordisk A/S, Class B	21,281	3,430,116
Pfizer, Inc.	272,525	7,865,071
Roche Holdings AG	14,485	3,376,787
Sanofi	37,305	3,804,563
Shire PLC	62,300	1,897,309
UCB S.A.	59,010	3,774,853

		44,224,996

Specialty Retail—3.6%
Dick’s Sporting Goods, Inc.	27,835	1,316,596
Fielmann AG	13,195	1,218,770
Vitamin Shoppe, Inc. (d)	49,025	2,394,871

		4,930,237

Textiles, Apparel & Luxury Goods—1.0%
Adidas AG	13,005	1,351,861

Total Common Stock (cost—$109,243,782)		130,509,200

	Units

WARRANTS—0.4%

Biotechnology—0.0%
PolyMedix, Inc., expires 4/11/16 (b)(d)	8,700	6,275

Pharmaceuticals—0.4%
Sunesis Pharmaceuticals, Inc., expires 10/6/15 (b)(d)	180,767	580,895

Total Warrants (cost—$225,864)		587,170

	Principal Amount (000s)

Repurchase Agreements—1.4%
State Street Bank & Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $1,898,002; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $1,936,395 including accrued interest (cost—$1,898,000)	$1,898	1,898,000

Total Investments (cost—$111,367,646) (a)—98.4%		132,994,370

Other assets less liabilities—1.6%		2,162,854

Net Assets—100.0%		$135,157,224

Schedule of Investments

AllianzGI Wellness Fund

March 31, 2013 (unaudited)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $27,597,069, representing 20.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $587,170, representing 0.4% of net assets.
(c)	Affiliated security.
(d)	Non-income producing.
(e)	Forward foreign currency contracts outstanding at March 31, 2013:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value March 31, 2013	Unrealized Appreciation
Sold:
279,632 Danish Krone settling 4/2/13	State Street Bank and Trust Co.	$48,095	$48,077	$18

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and the Funds’ sub-advisers; Allianz Global Investors U.S. LLC and NFJ Investment Group LLC, each an affiliate of the Investment Manager, (collectively the “Sub-Advisers”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. Each Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Advisers determine that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in the determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Funds.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•	Level 3—valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and flexible exchange (“FLEX”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Funds to measure fair value during the nine months ended March 31, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at March 31, 2013 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/13
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$18,116,178	$—	$—	$18,116,178
India	1,075,475	3,986,791	—	5,062,266
Malaysia	751,681	2,231,749	—	2,983,430
Mexico	6,357,878	—	—	6,357,878
Peru	743,886	—	—	743,886
Russian Federation	9,601,934	—	774,449	10,376,383
South Africa	1,777,850	6,468,315	—	8,246,165
Taiwan	407,403	10,069,040	—	10,476,443
All Other	—	76,249,297	—	76,249,297
Preferred Stock	—	—	1,045,963	1,045,963
Warrants	9,475	—	—	9,475
Repurchase Agreements	—	4,846,000	—	4,846,000

Totals	$38,841,760	$103,851,192	$1,820,412	$144,513,364

AllianzGI Focused Growth:
Investments in Securities—Assets
Common Stock	$458,561,486	$—	$—	$458,561,486
Repurchase Agreements	—	3,926,000	—	3,926,000

Totals	$458,561,486	$3,926,000	$—	$462,487,486

AllianzGI Global Commodity Equity:
Investments in Securities—Assets
Common Stock:
Australia	$—	$443,868	$—	$443,868
Austria	—	880,709	—	880,709
China	—	985,672	—	985,672
France	—	1,831,223	—	1,831,223
Germany	—	517,157	—	517,157
Israel	—	338,272	—	338,272
Japan	—	1,726,241	—	1,726,241
Norway	—	870,585	—	870,585
Singapore	—	516,341	—	516,341
Switzerland	640,538	740,153	—	1,380,691
United Kingdom	—	1,706,590	—	1,706,590
All Other	32,585,582	—	—	32,585,582
Repurchase Agreements	—	329,000	—	329,000

Totals	$33,226,120	$10,885,811	$—	$44,111,931

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/13
AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Austria	$—	$619,490	$—	$619,490
China	125,093	2,075,823	—	2,200,916
Denmark	—	1,820,001	—	1,820,001
Finland	—	703,063	—	703,063
Germany	—	3,361,941	—	3,361,941
Hong Kong	—	1,410,117	—	1,410,117
Indonesia	—	1,128,640	—	1,128,640
Ireland	1,935,562	130,622	—	2,066,184
Italy	—	1,499,360	—	1,499,360
Japan	—	10,201,272	—	10,201,272
Korea (Republic of)	—	506,193	—	506,193
Malaysia	—	152,191	—	152,191
Netherlands	—	1,007,546	—	1,007,546
Norway	—	1,527,330	—	1,527,330
Philippines	549,838	507,065	—	1,056,903
Spain	—	414,132	—	414,132
Sweden	—	2,445,614	—	2,445,614
Switzerland	731,159	570,558	—	1,301,717
Thailand	—	—	725,385	725,385
United Kingdom	—	5,309,112	—	5,309,112
All Other	52,453,083	—	—	52,453,083
Repurchase Agreements	—	3,149,000	—	3,149,000

	55,794,735	38,539,070	725,385	95,059,190

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	8	—	8

Totals	$55,794,735	$38,539,078	$725,385	$95,059,198

AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock	$412,321,841	$—	$—	$412,321,841
Corporate Bonds & Notes	—	384,860,707	—	384,860,707
Convertible Bonds	—	332,353,553	—	332,353,553
Convertible Preferred Stock:
Commercial Banks	502,613	2,817,495	—	3,320,108
Diversified Financial Services	9,582,296	4,117,595	—	13,699,891
Iron/Steel	—	3,187,500	—	3,187,500
Oil & Gas	—	3,473,753	—	3,473,753
All Other	37,643,376	—	—	37,643,376
Repurchase Agreements	—	22,537,000	—	22,537,000

	460,050,126	753,347,603	—	1,213,397,729

Investment in Securities—Liabilities
Options Written, at value:
Market Price	(1,337,353)	—	—	(1,337,353)

Totals	$458,712,773	$753,347,603	$—	$1,212,060,376

AllianzGI International Managed Volatility:
Investments in Securities—Assets
Common Stock:
Japan	$218,936	$23,963,982	$—	$24,182,918
Switzerland	240,920	6,267,168	—	6,508,088
All Other	—	47,784,465	—	47,784,465
Repurchase Agreements	—	1,293,000	—	1,293,000

Totals	$459,856	$79,308,615	$—	$79,768,471

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/13

AllianzGI Large-Cap Growth:
Investments in Securities—Assets
Common Stock	$200,716,420	$—	$—	$200,716,420
Repurchase Agreements	—	3,228,000	—	3,228,000

Totals	$200,716,420	$3,228,000	$—	$203,944,420

AllianzGI Mid-Cap:
Investments in Securities—Assets
Common Stock	$310,601,582	$—	$—	$310,601,582
Repurchase Agreements	—	1,851,000	—	1,851,000

Totals	$310,601,582	$1,851,000	$—	$312,452,582

AllianzGI NFJ All-Cap Value:
Investments in Securities—Assets
Common Stock	$25,527,758	$—	$—	$25,527,758
Repurchase Agreements	—	335,000	—	335,000

Totals	$25,527,758	$335,000	$—	$25,862,758

AllianzGI NFJ Dividend Value:
Investments in Securities—Assets
Common Stock	$8,203,766,075	$—	$—	$8,203,766,075
Mutual Funds	25,000,000	—	—	25,000,000
Repurchase Agreements	—	139,471,000	—	139,471,000

Totals	$8,228,766,075	$139,471,000	$—	$8,368,237,075

AllianzGI NFJ International Value:
Investments in Securities—Assets
Common Stock:
China	$26,650,528	$64,569,317	$—	$91,219,845
Denmark	—	55,386,395	—	55,386,395
France	32,866,584	95,693,700	—	128,560,284
Germany	—	119,768,373	—	119,768,373
Hong Kong	—	30,456,495	—	30,456,495
Israel	65,595,008	29,845,470	—	95,440,478
Japan	187,142,564	316,949,557	—	504,092,121
Netherlands	—	60,379,941	—	60,379,941
Norway	63,689,478	35,808,182	—	99,497,660
Singapore	63,873,575	72,689,825	—	136,563,400
United Kingdom	439,178,098	130,718,016	—	569,896,114
All Other	1,204,495,290	—	—	1,204,495,290
Repurchase Agreements	—	74,285,000	—	74,285,000

Totals	$2,083,491,125	$1,086,550,271	$—	$3,170,041,396

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/13
AllianzGI NFJ Large-Cap Value:
Investments in Securities—Assets
Common Stock	$695,690,811	$—	$—	$695,690,811
Repurchase Agreements	—	3,194,000	—	3,194,000

Totals	$695,690,811	$3,194,000	$—	$698,884,811

AllianzGI NFJ Mid-Cap Value:
Investments in Securities—Assets
Common Stock	$714,752,760	$—	$—	$714,752,760
Repurchase Agreements	—	7,899,000	—	7,899,000

Totals	$714,752,760	$7,899,000	$—	$722,651,760

AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock	$7,231,788,829	$—	$—	$7,231,788,829
Mutual Funds	80,167,697	—	—	80,167,697
Repurchase Agreements	—	363,291,000	—	363,291,000

Totals	$7,311,956,526	$363,291,000	$—	$7,675,247,526

AllianzGI Opportunity:
Investments in Securities—Assets
Common Stock	$123,505,466	$—	$—	$123,505,466
Repurchase Agreements	—	5,750,000	—	5,750,000

Totals	$123,505,466	$5,750,000	$—	$129,255,466

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/13
AllianzGI Technology:
Investments in Securities—Assets
Common Stock:
Chemicals	$10,563	$7,268,768	$—	$7,279,331
Computers & Peripherals	82,684,930	25,578,666	—	108,263,596
Electronic Equipment, Instruments & Components	6,641	11,956,783	—	11,963,424
IT Services	62,713,015	28,965	—	62,741,980
Semiconductors & Semiconductor Equipment	150,851,738	22,084,520	—	172,936,258
All Other	584,897,168	—	—	584,897,168
Exchange-Traded Funds	5,623	—	—	5,623
Repurchase Agreements	—	6,240,000	—	6,240,000
Options Purchased:
Market Price	1,072,000	—	—	1,072,000

	882,241,678	73,157,702	—	955,399,380

Investment in Securities—Liabilities
Options Written, at value:
Market Price	(15,708,727)	—	—	(15,708,727)
Securities Sold Short, at value:
Common Stock:
Electrical Equipment	—	(59,944)	—	(59,944)
Internet Software & Services	(4,188,086)	(1,378,536)	—	(5,566,622)
All Other	(347,620)	—	—	(347,620)

Totals	$861,997,245	$71,719,222	$—	$933,716,467

AllianzGI U.S. Managed Volatility:
Investments in Securities—Assets
Common Stock	$45,669,350	$—	$—	$45,669,350
Repurchase Agreements	—	1,476,000	—	1,476,000

Totals	$45,669,350	$1,476,000	$—	$47,145,350

AllianzGI Wellness:
Investments in Securities—Assets
Common Stock:
Biotechnology	$25,882,325	$1,097,302	$—	$26,979,627
Health Care Equipment & Supplies	12,900,458	1,670,257	—	14,570,715
Health Care Providers & Services	19,218,209	2,515,006	—	21,733,215
Pharmaceuticals	24,481,123	19,743,873	—	44,224,996
Specialty Retail	3,711,467	1,218,770	—	4,930,237
Textiles, Apparel & Luxury Goods	—	1,351,861	—	1,351,861
All Other	16,718,549	—	—	16,718,549
Warrants:
Biotechnology	—	—	6,275	6,275
Pharmaceuticals	—	—	580,895	580,895
Repurchase Agreements	—	1,898,000	—	1,898,000

	102,912,131	29,495,069	587,170	132,994,370

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	18	—	18

Totals	$102,912,131	$29,495,087	$587,170	$132,994,388

At March 31, 2013, the following Funds had transfers between Levels 1 and 2:

Securities valued at $2,062,457 were transferred from Level 2 to Level 1 in AllianzGI Emerging Markets Opportunities. This change was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at June 30, 2012, which was not applied on March 31, 2013.

Security valued at $703,063 was transferred from Level 1 to Level 2 in AllianzGI Global Small-Cap. This change was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at June 30, 2012, which was applied on March 31, 2013. Securities valued at $1,896,239 were transferred from Level 2 to Level 1 in AllianzGI Global Small-Cap. This change was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at June 30, 2012, which was not applied on March 31, 2013.

A Security valued at $4,204,120 was transferred from Level 2 to Level 1 in AllianzGI Income & Growth. This change was a result of obtaining a closing price in an active market as of March 31, 2013, as opposed to an evaluated mean price obtained at June 30, 2012.

A Security valued at $2,770 was transferred from Level 2 to Level 1 in AllianzGI Technology. This change was a result of a security trading outside the U.S. whose value was adjusted by the application of a modeling tool at June 30, 2012, which was not applied on March 31, 2013.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended March 31, 2013, was as follows:

	Beginning Balance 6/30/12		Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 3/31/13
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Russian Federation	849,319		980,314	(988,493)	—	(6,176)	(60,515)	—	—	774,449
Preferred Stock	$1,886,721		$104,494	$(1,188,015)	$—	$37,295	$205,468	$—	$—	$1,045,963

Totals	$2,736,040		$1,084,808	$(2,176,508)	$—	$31,119	$144,953	$—	$—	$1,820,412

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Thailand	$—		$755,124	$(30,693)	$—	$649	$305	$—	$—	$725,385

AllianzGI NFJ All-Cap Value:
Investments in Securities—Assets
Common Stock:
Oil, Gas & Consumable Fuels	$—	(a)	$—	$—	$—	$(416,000)	$416,000	$—	$—	$—
Preferred Stock	—	(a)	—	—	—	(97,307)	97,307	—	—	—

Totals	$—	(a)	$—	$—	$—	$(513,307)	$513,307	$—	$—	$—

AllianzGI Wellness:
Investments in Securities—Assets
Warrants:
Biotechnology	$8,700		$—	$—	$—	$—	$(2,425)	$—	$—	$6,275
Pharmaceuticals	175,651		—	—	—	—	405,244	—	—	580,895

Totals	$184,351		$—	$—	$—	$—	$402,819	$—	$—	$587,170

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2013:

	Ending Balance at 3/31/13	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock	$774,449	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	$0.05472 - $3.17
Preferred Stock	1,045,963	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	$0.69

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock	$725,385	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB 7.58-THB 20.53

AllianzGI Wellness:
Investments in Securities—Assets
Warrants	$587,170	Fundamental Analytical Data relating to the Investment	Closing Price of Warrant	$0.7213-$3.21

*	Other financial instruments are derivatives not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
(a)	Securities were fair valued at $0.

THB—Thai Baht

The net change in unrealized appreciation/depreciation of Level 3 investments which AllianzGI Emerging Markets Opportunities, AllianzGI Global Small-Cap and AllianzGI Wellness held at March 31, 2013 was $123,796, $305 and $402,819, respectively.

At March 31, 2013, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written and securities sold short) for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Emerging Markets Opportunities	$120,702,958	$25,709,025	$1,898,619	$23,810,406
AllianzGI Focused Growth	371,518,100	92,223,938	1,254,552	90,969,386
AllianzGI Global Commodity Equity	39,134,521	5,611,938	634,528	4,977,410
AllianzGI Global Small-Cap	73,892,064	21,738,820	571,694	21,167,126
AllianzGI Income & Growth	1,251,904,955	26,671,416	65,178,642	(38,507,226)
AllianzGI International Managed Volatility	72,161,984	8,327,730	721,243	7,606,487
AllianzGI Large-Cap Growth	171,712,575	34,538,867	2,307,022	32,231,845
AllianzGI Mid-Cap	262,686,914	52,803,897	3,038,229	49,765,668
AllianzGI NFJ All-Cap Value	22,118,919	4,141,387	397,548	3,743,839
AllianzGI NFJ Dividend Value	7,089,634,108	1,478,961,293	200,358,326	1,278,602,967
AllianzGI NFJ International Value	2,825,418,309	475,797,016	131,173,929	344,623,087
AllianzGI NFJ Large-Cap Value	547,733,558	163,518,846	12,367,593	151,151,253
AllianzGI NFJ Mid-Cap Value	558,116,921	172,571,479	8,036,640	164,534,839
AllianzGI NFJ Small-Cap Value	5,592,353,749	2,145,188,993	62,295,216	2,082,893,777
AllianzGI Opportunity	111,389,217	19,793,059	1,926,810	17,866,249
AllianzGI Technology	792,730,244	171,209,350	8,540,214	162,669,136
AllianzGI U.S. Managed Volatility	43,818,296	3,412,403	85,349	3,327,054
AllianzGI Wellness	111,476,156	22,195,206	676,992	21,518,214

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Brian S. Shlissel
President

Date: May 28, 2013

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President

Date: May 28, 2013

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 28, 2013